Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Trading Symbol	UCIH
Entity Registrant Name	UCI HOLDINGS LTD
Entity Central Index Key	0001513050
Current Fiscal Year End Date	--12-31

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 66,637	$ 78,917
Accounts receivable, net	231,562	227,542
Related party receivables (Note 11)	23,216	19,872
Inventories (Note 4)	174,612	175,291
Assets held for sale	1,647
Deferred tax assets	29,749	28,877
Other current assets	33,499	27,105
Total current assets	560,922	557,604
Property, plant and equipment, net	160,042	160,174
Goodwill	308,964	309,102
Other intangible assets, net (Note 5)	387,333	399,585
Deferred financing costs, net	16,074	17,483
Other long-term assets	4,149	3,732
Total assets	1,437,484	1,447,680
Current liabilities
Accounts payable	126,034	132,803
Current maturities of long-term debt (Note 9)	3,169	3,177
Related party payables (Note 11)	1,155	734
Accrued expenses and other current liabilities (Note 6)	114,537	115,453
Total current liabilities	244,895	252,167
Long-term debt, less current maturities (Note 9)	689,373	690,748
Pension and other post-retirement liabilities	117,722	120,093
Deferred tax liabilities	114,467	110,965
Other long-term liabilities	2,238	2,546
Total liabilities	1,168,695	1,176,519
Contingencies (Note 10)
Shareholder's equity
Common stock	320,038	320,038
Retained deficit	(8,639)	(5,243)
Accumulated other comprehensive loss	(42,610)	(43,634)
Total shareholder's equity	268,789	271,161
Total liabilities and shareholder's equity	$ 1,437,484	$ 1,447,680

Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net sales	$ 252,411	$ 234,601	$ 498,268	$ 496,232
Cost of sales	203,315	181,525	401,940	376,159
Gross profit	49,096	53,076	96,328	120,073
Operating expenses
Selling and warehousing	(17,999)	(16,886)	(36,079)	(34,484)
General and administrative	(10,300)	(15,412)	(26,025)	(31,120)
Amortization of acquired intangible assets	(5,543)	(5,528)	(11,087)	(11,054)
Restructuring costs, net (Note 2)	(1,789)	(3,771)	(2,109)	(3,767)
Antitrust litigation costs (Note 10)	(16)	(354)	(40)	(884)
Operating income	13,449	11,125	20,988	38,764
Other expense
Interest expense, net (Note 9)	(10,683)	(13,844)	(24,138)	(27,712)
Miscellaneous, net	674	(1,356)	(657)	(2,880)
Income (loss) before income taxes	3,440	(4,075)	(3,807)	8,172
Income tax (expense) benefit	(1,779)	(308)	411	(5,702)
Net income (loss)	1,661	(4,383)	(3,396)	2,470
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(161)	(2,967)	(296)	(236)
Pension and OPEB liability, net of tax of ($391), ($105), ($782) and ($10,058)	688	151	1,320	15,589
Total other comprehensive income (loss)	527	(2,816)	1,024	15,353
Comprehensive income (loss)	$ 2,188	$ (7,199)	$ (2,372)	$ 17,823

Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statement Of Income And Comprehensive Income [Abstract]
Tax related to Pension and OPEB liability	$ (391)	$ (105)	$ (782)	$ (10,058)

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ (3,396)	$ 2,470
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	26,173	25,869
Amortization of deferred financing costs and debt issuance costs	1,559	1,477
Gain on sale of property, plant and equipment	(3)	(475)
Asset impairments	760	2,021
Deferred income taxes	2,351	3,430
Other non-cash items, net	(44)	(367)
Changes in operating assets and liabilities:
Accounts receivable	(4,186)	23,633
Inventories	544	(5,774)
Other current assets	(6,434)	(1,785)
Accounts payable	(6,630)	8,104
Accrued expenses and other current liabilities	(1,384)	(13,850)
Other assets	(418)	(2,087)
Related party receivables, net	(2,923)	(14,199)
Other long-term liabilities	(549)	(9,631)
Net cash provided by operating activities	5,420	18,836
Cash flows from investing activities:
Capital expenditures	(16,192)	(20,804)
Proceeds from sale of property, plant and equipment	23	1,968
Net cash used in investing activities	(16,169)	(18,836)
Cash flows from financing activities:
Debt repayments	(1,533)	(1,691)
Equity contribution		38
Net cash used in financing activities	(1,533)	(1,653)
Effect of exchange rate changes on cash	2	(36)
Net decrease in cash and cash equivalents	(12,280)	(1,689)
Cash and cash equivalents at the beginning of period	78,917	67,697
Cash and cash equivalents at the end of period	$ 66,637	$ 66,008

Condensed Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands	Total	Common Stock [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning balance at Dec. 31, 2011	$ 265,651	$ 320,000	$ (19,870)	$ (34,479)
Equity contribution	38	38
Net income (loss)	2,470		2,470
Other comprehensive income, net of tax	15,353			15,353
Ending balance at Jun. 30, 2012	283,512	320,038	(17,400)	(19,126)
Beginning balance at Dec. 31, 2012	271,161	320,038	(5,243)	(43,634)
Net income (loss)	(3,396)		(3,396)
Other comprehensive income, net of tax	1,024			1,024
Ending balance at Jun. 30, 2013	$ 268,789	$ 320,038	$ (8,639)	$ (42,610)

General and Basis of Presentation	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
General and Basis of Presentation

NOTE 1 — GENERAL AND BASIS OF PRESENTATION

General

UCI Holdings Limited (“Holdings”), an entity domiciled in New Zealand, was incorporated on November 26, 2010 for the purpose of consummating the acquisition of UCI International, Inc., together with its subsidiaries, (“UCI International”). All operations of Holdings are conducted by United Components, Inc. (“UCI”) through its subsidiaries, which is a leading designer, manufacturer and distributor of a broad range of filtration products, fuel and cooling systems products and vehicle electronics. UCI manufactures and distributes vehicle parts, primarily servicing the vehicle replacement parts market in North America and Europe.

Basis of Presentation

The accompanying interim unaudited condensed consolidated financial statements include the accounts of Holdings and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

The accompanying interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles for interim financial information and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States (“GAAP”) for complete financial statements.

The financial statements for the three and six months ended June 30, 2013 and 2012 are unaudited. In the opinion of management, these financial statements include all adjustments necessary for a fair presentation of the financial position and results of operations for such periods.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting period. The estimates and assumptions include estimates of the collectability of accounts receivable and the realizability of inventory, goodwill and other intangible assets. They also include estimates of cost accruals, environmental liabilities, warranty and other product returns, insurance reserves, income taxes, pensions and other post-retirement benefits and other factors. Management has exercised reasonableness in deriving these estimates; however, actual results could differ from these estimates.

These financial statements should be read in conjunction with the financial statements and notes thereto included in Holdings’ 2012 Annual Report on Form 20-F filed with the SEC on March 20, 2013.

Operating results for the three and six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

Recently Adopted Accounting Guidance

On January 1, 2013, Holdings adopted changes issued by the FASB regarding testing indefinite-lived intangible assets for impairment in connection with annual and interim impairment tests. The revised guidance allows an entity testing indefinite-lived intangible assets for impairment the option to first use qualitative factors to determine whether it is more likely than not (a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, as a basis for determining whether it is necessary to perform the quantitative impairment test. The adoption of these changes did not have a material impact on the financial position, results of operations or cash flows of Holdings.

On January 1, 2013, Holdings adopted changes issued by the FASB intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. Among other things, an entity is required to present either parenthetically on the face of the financial statements or in the notes, significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. However, an entity would not need to show the income statement line item affected for certain components that are not required to be reclassified in their entirety to net income, such as amounts amortized into net periodic pension cost. The implementation of the new disclosure requirement did not have a material impact on Holdings’ financial position or results of operations. During the three and six months ended June 30, 2013, Holdings amortized pension costs of $0.9 million ($0.6 million net of tax) and $1.9 million ($1.2 million net of tax), respectively, from accumulated other comprehensive income to the interim unaudited statement of comprehensive income (loss). During the three and six months ended June 30, 2013, Holdings amortized post–retirement benefit costs of $0.1 million ($0.1 million net of tax) and $0.2 million ($0.1 million net of tax), respectively, from accumulated other comprehensive income to the interim unaudited statement of comprehensive income (loss). There were no reclassifications from accumulated other comprehensive income to the interim unaudited statement of comprehensive income (loss) during the three or six months ended June 30, 2013.

Recently Issued Accounting Guidance

In March 2013, the FASB issued clarifying guidance on the accounting for the release of the cumulative translation adjustment when a parent sells either a part or all of its investment in a foreign entity. This guidance is effective prospectively for annual reporting periods beginning on or after January 1, 2014, and the interim periods within those annual periods. Management does not expect the adoption of this guidance to have a material impact on the financial position or results of operations of Holdings.

Restructuring Costs, Net	6 Months Ended
Jun. 30, 2013
Restructuring And Related Activities [Abstract]
Restructuring Costs, Net

NOTE 2 — RESTRUCTURING COSTS, NET

During the three and six months ended June 30, 2013 and 2012, Holdings incurred costs related to various cost reduction activities which are reported in the statements of comprehensive income (loss) in restructuring costs, net. The components of the restructuring costs, net are as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Severance	$1.2	$0.4	$1.4	$0.8
Impairment of property, plant and equipment	0.8	2.0	0.8	2.0
Manufacturing and distribution footprint optimization	0.1	—	0.2	—
Curtailment and settlement (gains) losses	(0.3)	1.4	(0.3)	1.4
Gain on sale of land and building	—	—	—	(0.4)

	$1.8	$3.8	$2.1	$3.8

During the three and six months ended June 30, 2013, Holdings recorded severance of $0.9 million and $1.1 million, respectively, related to involuntary terminations of employees as part of cost reduction actions and business realignment within our filtration and fuel delivery systems businesses and $0.1 million and $0.1 million, respectively, for lease termination and asset retirement obligation costs associated with distribution footprint optimization of the filtration business.

During the six months ended June 30, 2013, Holdings approved and announced a plan to close the manufacturing operations of one of its Chinese subsidiaries and relocate the manufacturing into one of its existing U.S. facilities. The plan includes workforce reductions, facility closures and operations consolidation. The plan will impact 61 employees in China, the majority of which were terminated as of June 30, 2013. The manufacturing facility was leased and was returned to the landlord in July 2013. The majority of the equipment was relocated to existing U.S. facilities. During the three and six months ended June 30, 2013, Holdings recorded an impairment charge of $0.5 million to write down certain equipment to estimated net realizable value, severance costs of $0.3 million and other closing costs of $0.1 million.

During the three and six months ended June 30, 2012, Holdings recorded severance of $0.4 million and $0.8 million, respectively, related to involuntary terminations of employees as part of other cost reduction actions and business realignment. During the six months ended June 30, 2012, Holdings recognized a gain of $0.4 million on the sale of a previously idled manufacturing facility.

During the three months ended June 30, 2012, Holdings approved and announced a plan to close and relocate excess foundry manufacturing capacity at its Mexican operation to China and consolidate the Mexican distribution operations with Autoparts Holdings Limited (“Autoparts Holdings”), an affiliate of Holdings and Rank Group Limited (“Rank Group”) and ultimately owned by Holdings’ strategic owner, Mr. Graeme Hart. The plan includes workforce reductions, facility closures and operations consolidation.

During the three months ended June 30, 2012, Holdings recorded an impairment charge of $2.0 million to write down land, building and equipment to estimated net realizable value and pension curtailment and settlement losses of $1.4 million related to headcount reductions. The recognition of a curtailment gain related to the pension plan was delayed until the affected employees were terminated.

At the end of June 2013, the manufacturing operations were closed and the affected employees terminated. During the three and six months ended June 30, 2013, Holdings recorded an additional impairment charge of $0.3 million to write down land, building and equipment to estimated net realizable value, and a curtailment gain of $0.3 million, which had been deferred until the affected employees were terminated, was recognized.

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the six months ended June 30, 2013 and 2012 (in millions):

	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2
Charges	1.4	0.8	(0.3)	0.2	2.1
Usage	(1.2)	(0.8)	(0.5)	(0.2)	(2.7)

Balance at June 30, 2013	$1.5	$—	$0.1	$—	$1.6

Balance at December 31, 2011	$0.7	$—	$—	$—	$0.7
Charges	0.8	2.0	1.4	(0.4)	3.8
Usage	(0.9)	—	(0.3)	0.4	(0.8)

Balance at June 30, 2012	$0.6	$2.0	$1.1	$—	$3.7

The severance, pension curtailment and settlements and other restructuring related accruals are included in the interim unaudited condensed consolidated balance sheets in accrued expenses and other current liabilities.

Sales of Receivables	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Sales of Receivables

NOTE 3 — SALES OF RECEIVABLES

Holdings has factoring agreements arranged by seven customers with eight banks. Under these agreements, Holdings has the ability to sell undivided interests in certain of its receivables to the banks which in turn have the right to sell an undivided interest to a financial institution or other third party. Holdings enters into these relationships at its discretion as part of its overall customer agreements and cash management activities. Pursuant to these agreements, $83.6 million and $69.8 million of receivables were sold during the three months ended June 30, 2013 and 2012, respectively. During the six months ended June 30, 2013 and 2012, $177.4 million and $154.0 million of receivables were sold, respectively.

If receivables had not been factored, $233.1 million and $218.1 million of additional receivables would have been outstanding at June 30, 2013 and December 31, 2012, respectively. Holdings retained no rights or interests in the receivables, and has no obligations with respect to the sold receivables. Holdings does not service the receivables after the sales.

The sales of receivables were accounted for as a sale and were removed from the balance sheet at the time of the sales. The costs of the sales were discounts deducted by the factoring companies and accounted for as a loss on sale. These costs were $1.3 million and $1.4 million for the three months ended June 30, 2013 and 2012, respectively. During the six months ended June 30, 2013 and 2012, these costs were $2.6 million and $2.9 million, respectively. These costs are recorded in the interim unaudited condensed consolidated statements of comprehensive income (loss) in miscellaneous, net.

Inventories	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventories

NOTE 4 — INVENTORIES

The components of inventories were as follows (in millions):

	June 30, 2013	December 31, 2012
Raw materials	$59.9	$58.0
Work in process	30.2	30.0
Finished products	84.5	87.3

	$174.6	$175.3

Other Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets

NOTE 5 — OTHER INTANGIBLE ASSETS

The components of other intangible assets were as follows (in millions):

			June 30, 2013				December 31, 2012
	Amortizable Life	Weighted Average Remaining Life	Gross	Accumulated Amortization	Effect of Foreign Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 -15 years	11 years	$283.6	$(53.3)	$(0.5)	$229.8	$240.9
Trademarks	5 years	3 years	0.6	(0.3)	—	0.3	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	151.0	151.0
Integrated
Software system	5 years	3 years	11.0	(4.8)	—	6.2	7.3

			$446.2	$(58.4)	$(0.5)	$387.3	$399.6

The aggregate intangible amortization charged to the unaudited condensed consolidated statements of comprehensive income (loss) was $6.1 million and $12.2 million for the three and six months ended June 30, 2013, respectively, and $6.0 million and $12.1 million for the three and six months ended June 30, 2012, respectively.

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
Remainder of 2013	$11.1	$1.1
2014	22.2	2.2
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—

Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Accrued Expenses and Other Current Liabilities

NOTE 6 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in millions):

	June 30, 2013	December 31, 2012
Product returns	$45.9	$46.0
Interest	13.3	13.2
Rebates, credits and discounts due to customers	13.1	10.3
Taxes payable	9.9	8.7
Insurance	7.9	9.2
Bonuses and profit sharing	4.8	5.7
Vacation pay	4.7	4.4
Salaries and wages	2.5	2.6
Professional fees	1.6	3.2
Restructuring reserves	1.6	2.2
Other	9.2	10.0

	$114.5	$115.5

Product Returns Liability	6 Months Ended
Jun. 30, 2013
Guarantees [Abstract]
Product Returns Liability

NOTE 7 — PRODUCT RETURNS LIABILITY

The liability for product returns is included in accrued expenses and other current liabilities. This liability includes accruals for estimated parts returned under warranty and for parts returned because of customer excess quantities. Holdings provides warranties for its products’ performance. Warranty periods vary by part. In addition to returns under warranty, Holdings allows its customers to return quantities of parts that the customer determines to be in excess of its current needs. Customer rights to return excess quantities vary by customer and by product category. Generally, these returns are contractually limited to 3% to 5% of the customer’s purchases in the preceding year. While Holdings does not have a contractual obligation to accept excess quantity returns from all customers, common practice for Holdings and the industry is to accept periodic returns of excess quantities from ongoing customers. If a customer elects to cease purchasing from Holdings and change to another vendor, it is industry practice for the new vendor, and not Holdings, to accept any inventory returns resulting from the vendor change and any subsequent inventory returns. Holdings’ management routinely monitors returns data and adjusts estimates based on this data. During the six months ended June 30, 2012, product returns reserves of $3.0 million related to a former customer were reduced, increasing net sales on the interim unaudited condensed consolidated statements of comprehensive income (loss).

Changes in Holdings’ product returns accrual were as follows (in millions):

	Six Months Ended June 30,
	2013	2012
Beginning of period	$46.0	$55.6
Cost of unsalvageable parts	(20.3)	(25.6)
Reduction to sales, net of salvage	20.2	21.0

End of period	$45.9	$51.0

Pension	6 Months Ended
Jun. 30, 2013
Compensation And Retirement Disclosure [Abstract]
Pension

NOTE 8 — PENSION

The following are the components of net periodic pension expense (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Service cost	$0.2	$0.1	$0.4	$0.3
Interest cost	3.0	3.3	5.9	6.5
Expected return on plan assets	(4.0)	(3.9)	(8.0)	(7.8)
Amortization of prior service costs and unrecognized loss	0.9	0.2	1.9	0.2
Curtailment and settlement (gain) loss recognized	(0.3)	1.4	(0.3)	1.4

	$(0.2)	$1.1	$(0.1)	$0.6

Effective March 15, 2012, certain defined benefit retirement plans were amended to freeze the plan benefits for all non-union participants and were replaced with an enhanced benefit under the defined contribution plans. The plan amendment resulted in a plan curtailment that reduced pension liabilities by $13.9 million. The $13.9 million ($8.6 million net of income taxes) was recorded in net other comprehensive income as a reduction of the pension liability, net of tax component.

During the three and six months ended June 30, 2012, a charge of $1.4 million was recorded for curtailment and settlement losses related to the scheduled closing of the manufacturing operations of one of Holdings’ Mexican subsidiaries. The losses recorded related to the Mexican government mandated severance plans of the Mexican subsidiary. These costs are included in the interim unaudited condensed consolidated statements of comprehensive income (loss) in restructuring costs, net. The recognition of an estimated curtailment gain related to the pension plan was delayed until the affected employees were terminated. In June 2013, the manufacturing operations were closed and the affected employees terminated, at which time the $0.3 million curtailment gain was recognized in the interim unaudited condensed consolidated statements of comprehensive income (loss) in restructuring costs, net.

Debt	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt

NOTE 9 — DEBT

Debt is summarized as follows (in millions):

	June 30, 2013	December 31, 2012
Senior Secured Term Loan Facility	$292.5	$294.0
Senior Notes	400.0	400.0
Capital lease obligations	0.3	0.3
Economic development loan	0.5	0.5
Unamortized original issue discount	(0.7)	(0.9)

	692.6	693.9
Less:
Current maturities	3.2	3.2

Long-term debt	$689.4	$690.7

Senior Secured Credit Facilities

On January 26, 2011, Holdings, as a guarantor, and UCI International, Inc., as borrower, entered into a $375.0 million senior secured credit facilities agreement (the “Senior Secured Credit Facilities”) comprised of a $300.0 million senior secured term loan facility (the “Senior Secured Term Loan Facility”) and a $75.0 million senior secured revolving credit facility (the “Senior Secured Revolving Credit Facility”). Costs of $9.5 million related to the issuance of the Senior Secured Credit Facilities were recorded as deferred financing costs and are being amortized over the life of the Senior Secured Credit Facilities. At June 30, 2013 and December 31, 2012, letters of credit issued under the Senior Secured Revolving Credit Facility totaled $7.3 million and $8.0 million, respectively, which reduced the availability under the Senior Secured Revolving Credit Facility to $67.7 million and $67.0 million, respectively. At June 30, 2013 and December 31, 2012, there were no borrowings outstanding under the Senior Secured Revolving Credit Facility.

The Senior Secured Credit Facilities contain customary covenants that restrict Holdings and its subsidiaries from certain activities including, among other things, incurring debt, creating liens over assets, selling or acquiring assets and making restricted payments, in each case except as permitted under the Senior Secured Credit Facilities. Holdings and its subsidiaries also must comply with a minimum interest coverage ratio covenant and a maximum senior secured leverage ratio covenant. Holdings and its subsidiaries also have annual limitations on capital expenditures. In addition, there is an annual excess cash flow prepayment provision. Holdings is required to make mandatory prepayments equal to 50% of Excess Cash Flow (as defined in the Senior Secured Credit Facilities) if the senior secured leverage ratio is greater than 2.0 to 1.0, or 25% of Excess Cash Flow if the senior secured leverage ratio is less than or equal to 2.0 to 1.0. Holdings made a required $1.4 million prepayment in March 2013 based upon the excess cash flow calculation for the year ended December 31, 2012. This repayment has been applied to the scheduled quarterly amortization payments due March 31, 2013 and June 30, 2013. At June 30, 2013, Holdings and its subsidiaries were in compliance with all applicable covenants.

Senior Notes

On January 26, 2011, $400.0 million aggregate principal amount of 8.625% Senior Notes due 2019 (the “Senior Notes”), and guarantees thereof were issued. The Senior Notes bear interest at a rate of 8.625% per annum, and interest is payable semi-annually on February 15 and August 15. Costs of $13.0 million related to the issuance of the Senior Notes were recorded as deferred financing costs and are being amortized over the life of the Senior Notes.

The indenture governing the Senior Notes contains covenants that restrict the ability of Holdings and its subsidiaries to, among other things, incur additional debt or issue disqualified and preferred stock, make certain payments including payment of dividends or redemption of stock, make certain investments, incur certain liens, sell assets, merge or consolidate with other entities, and enter into transactions with affiliates. As of June 30, 2013, Holdings and its subsidiaries were in compliance with all applicable covenants.

Short-term Borrowings

UCI International, Inc.’s Spanish subsidiary currently has secured local credit facilities. The Spanish local credit facilities consist of euro-denominated revolving credit facilities with borrowing limits totaling €2.3 million ($3.0 million at June 30, 2013). The Spanish local credit facilities are secured by certain accounts receivable related to the amounts financed. At June 30, 2013 and December 31, 2012, there were no borrowings outstanding under the Spanish local credit facilities.

Economic Development Loan

On September 17, 2012, Wells Manufacturing, LP, a wholly-owned indirect subsidiary of Holdings, entered into an economic development loan for $0.5 million with the Fond du Lac County Economic Development Corp. to assist with the expansion of the vehicle electronics facility in Fond du Lac, Wisconsin. This economic development loan has a five-year maturity with annual principal payments of $0.1 million and bears interest at 2.0% per annum. Both principal and interest payments are due annually on October 1, commencing October 1, 2013. The economic development loan contains a provision that in the event the vehicle electronics business meets and maintains certain employee headcount and wage requirements, measured on an annual basis, all or a portion of the principal and interest due will be forgiven.

Future repayments

Below is a schedule of required future repayments of all debt outstanding on June 30, 2013 (in millions).

Remainder of 2013	$1.6
2014	3.2
2015	3.2
2016	3.1
2017	282.2
Thereafter	400.0

$693.3

Interest expense, net

The following table provides the detail of net interest expense for the respective periods (in millions). During the three and six months ended June 30, 2013, $0.2 million and $0.5 million of interest was capitalized, respectively. No interest was capitalized during the three and six months ended June 30, 2012.

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest expense
Senior Secured Term Loan Facility	$4.1	$4.2	$8.1	$8.3
Senior Notes	8.6	8.6	17.2	17.2
Other	—	0.4	0.1	0.8
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.3	0.3	0.6	0.6
Senior Notes	0.3	0.2	0.6	0.5
Senior Secured Revolving Credit Facility	0.1	0.1	0.2	0.2
Original issue discounts	0.1	0.1	0.2	0.2

Total interest expense	13.5	13.9	27.0	27.8
Interest income	(2.9)	(0.1)	(2.9)	(0.1)

Interest expense, net	$10.6	$13.8	$24.1	$27.7

During the three and six months ended, June 30, 2013, one of Holdings’ Mexican subsidiaries received refund payments related to value-added tax receivables. The refunds received included $2.8 million of interest income which is recorded in interest expense, net in the interim unaudited condensed consolidated statements of comprehensive income (loss). See Note 10 for further details.

Contingencies	6 Months Ended
Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Contingencies

NOTE 10—CONTINGENCIES

Insurance Reserves

Holdings purchases insurance policies for workers’ compensation, automobile and product and general liability. These policies include high deductibles for which Holdings is responsible. These deductibles are estimated and recorded as expenses in the period incurred. Estimates of these expenses are updated each quarter and are adjusted accordingly. These estimates are subject to substantial uncertainty because of several factors that are difficult to predict, including actual claims experience, regulatory changes, litigation trends and changes in inflation. Estimated unpaid losses for which Holdings is responsible are included in the interim unaudited condensed consolidated balance sheets in accrued expenses and other current liabilities.

Environmental

Holdings is subject to a variety of federal, state, local and foreign environmental, health and safety laws and regulations, including those governing the discharge of pollutants into the air or water, the management and disposal of hazardous substances or wastes, and the cleanup of contaminated sites. UCI International or its predecessors have been identified as a potentially responsible party, or is otherwise currently responsible, for contamination at five sites. One of these sites is a former facility in Edison, New Jersey (the “New Jersey Site”), where a state agency has ordered UCI International to continue with the monitoring and investigation of chlorinated solvent contamination. UCI International is analyzing what further investigation and remediation, if any, may be required at the New Jersey Site. UCI International is also responsible for a portion of chlorinated solvent contamination at a previously owned site in Solano County, California (the “California Site”), where UCI International, at the request of the regional water board, is investigating and analyzing the nature and extent of the contamination and is conducting some remediation. Based on currently available information, management believes that the cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site will not exceed the $1.0 million accrued at June 30, 2013 by a material amount, if at all. However, because all investigation and analysis has not yet been completed and due to inherent uncertainty in such environmental matters, it is possible that the ultimate outcome of these matters could have a material adverse effect on the results for a single quarter.

In addition to the two matters discussed above, UCI International or its predecessors have been named as a potentially responsible party at a third-party waste disposal site in Calvert City, Kentucky (the “Kentucky Site”). UCI International estimates settlement costs at $0.1 million for this site. UCI International also retains responsibility for remediation activities at a former manufacturing site (the “Former Manufacturing Site”) for which remediation settlement costs are estimated to be $0.1 million. To date, the expenditures related to the Kentucky Site and the Former Manufacturing Sites have been immaterial. In addition, UCI International is party to a remedy plan for an EPA Superfund site in Mayville, Wisconsin (the “Wisconsin Site”) related to hazardous and other waste disposal. Based on the settlement agreement, UCI International estimates its settlement cost to be less than $0.1 million. UCI International anticipates that the majority of the $0.2 million reserved for settlement and remediation costs will be spent in the next year.

Antitrust Litigation

Starting in 2008, UCI and its wholly-owned subsidiary, Champion Laboratories, Inc., (“Champion”), were named as defendants in numerous antitrust complaints originally filed in courts around the country. The complaints alleged that several defendant filter manufacturers engaged in price fixing for aftermarket automotive filters in violation of Section 1 of the Sherman Act and/or state law. Some of these complaints were putative class actions on behalf of all persons that purchased aftermarket filters in the U.S. directly from the defendants, beginning in 1999. Others were putative class actions on behalf of all persons who acquired indirectly aftermarket filters manufactured and/or distributed by one or more of the defendants beginning in 1999. The complaints sought treble damages, an injunction against future violations, costs and attorney’s fees.

On March 8, 2012, Champion and two other defendants executed a settlement agreement with all plaintiffs to settle the actions. On April 24, 2012, the court granted preliminary approval of the settlement and required $7.8 million to be paid to the trustee. On November 28, 2012, the court entered an order approving the settlement, certifying the settlement class and dismissing the action with prejudice. The period for appeal of this order expired on December 28, 2012, without any notice of appeal having been filed.

During the three and six months ended June 30, 2013, Holdings incurred post-trial costs of less than $0.1 million. During the three and six months ended June 30, 2012, Holdings incurred post-trial costs of $0.4 million and $0.9 million, respectively. These amounts are included in the interim unaudited condensed consolidated statements of comprehensive income (loss) in antitrust litigation costs.

Value-added Tax Receivables

A wholly-owned Mexican subsidiary of Champion had outstanding receivables denominated in Mexican pesos in the amount of $2.2 million from the Mexican Department of Finance and Public Credit related to refunds of Mexican value-added tax. In June 2013, the refund payment was received totaling $4.4 million (57.7 million Mexican pesos) including claims, interest and inflation of $2.0 million (25.5 million Mexican pesos), $1.8 million (23.3 million Mexican pesos) and $0.6 million (8.9 million Mexican pesos), respectively. The $1.8 million in interest and $0.6 million in inflation are included in interest expense, net in the interim unaudited condensed consolidated statements of comprehensive income (loss).

In addition, Champion’s Mexican subsidiary received a letter dated April 9, 2013 giving notification that the tax court had agreed to refund claims totaling $0.3 million (3.7 million Mexican pesos). On April 25, 2013, a refund payment was received totaling $0.7 million (8.2 million Mexican pesos) including interest and inflation of $0.3 million (3.3 million Mexican pesos) and $0.1 million (1.2 million Mexican pesos), respectively. The $0.3 million in interest and $0.1 million in inflation are included in interest expense, net in the interim unaudited condensed consolidated statements of comprehensive income (loss).

A wholly-owned Chinese subsidiary of Holdings had outstanding duty and value-added tax claims denominated in Chinese yuan in the amount of $2.0 million (RMB 12.5 million) with the Chinese tax authority. The claims relate to the refund of duties and value-added tax for equipment purchases made in 2005 – 2007 for use in the production of product for export. Due to concerns about the collectability of the refunds, no receivable had been previously recorded. During the three and six months ended June 30, 2013, Holdings recorded the collection of $1.9 million of the claims and recorded a receivable for $0.1 million amounts still to be refunded. The $2.0 million of total claims has been recorded as income in miscellaneous, net in the interim unaudited condensed consolidated statements of comprehensive income (loss). The receivable of $0.1 million is recorded in other current assets in the interim unaudited condensed consolidated balance sheet.

Product Recall

During the year ended December 31, 2012, Holdings recalled certain defective products manufactured by Holdings’ Chinese operations and distributed by Holdings’ Spanish subsidiary. During the year ended December 31, 2012, Holdings recorded estimated costs of $1.2 million. During the three and six months ended June 30, 2013, Holdings recorded no additional provision for this matter. As of June 30, 2013, Holdings had paid $0.6 million of costs related to this matter and a remaining accrual of $0.6 million is recorded in the interim unaudited condensed consolidated balance sheet. Holdings believes that it has insurance coverage for a significant percentage of the costs related to this matter. On May 9, 2013, Holdings received reimbursement for claims and product recall costs totaling $0.5 million under its insurance coverage, which was recorded to warranty expenses. As of June 30, 2013, an additional $0.1 million of claims have been submitted to the insurance carrier for reimbursement.

Other Litigation

Holdings is subject to various other contingencies, including routine legal proceedings and claims arising out of the normal course of business. These proceedings primarily involve commercial claims, product liability claims, personal injury claims and workers’ compensation claims. The outcome of these lawsuits, legal proceedings and claims cannot be predicted with certainty. Nevertheless, Holdings’ management believes that the outcome of any of these currently existing proceedings, even if determined adversely, would not have a material adverse effect on Holdings’ financial condition, results of operations or cash flows.

Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11 — RELATED PARTY TRANSACTIONS

Holdings has entered into agreements of indemnification for the benefit of the directors and officers of certain subsidiaries of Holdings, including UCI International, Inc. and the guarantors of the Senior Notes and the Senior Secured Credit Facilities.

The immediate parent of Holdings is UCI Holdings (No.1) Limited and the ultimate controlling entity is UCI Holdings (No.2) Limited. The ultimate sole shareholder of Holdings is Mr. Graeme Hart.

In addition to the related party transactions discussed below, from time to time, Holdings enters into other transactions with affiliates which are not material to Holdings or its affiliates.

During the three and six months ended June 30, 2013 and 2012, Holdings undertook a number of transactions with the following related party entities under the common ultimate control of Mr. Graeme Hart:

•	Rank Group;

•	Autoparts Holdings the parent of FRAM Group; and

•	Reynolds Group Holdings Limited.

	Transaction values				Balance outstanding as of
In millions	Three Months Ended June 30, 2013	Three Months Ended June 30, 2012	Six Months Ended June 30, 2013	Six Months Ended June 30, 2012	June 30, 2013	December 31, 2012
Related Party Receivables
Autoparts Holdings
Recharges (credit) of services (a)	$(0.5)	$7.7	$3.6	$10.2	$0.9	$2.7
Joint services agreement (b)	1.6	0.5	3.1	1.5	2.3	0.6
Sale of goods (c)	18.8	16.3	38.4	22.3	20.3	17.3
Asset sales (c)	—	0.5	—	0.5	—	—
Purchase of goods (c)	(0.3)	—	(0.7)	—	(0.3)	(0.7)

					23.2	19.9
Related Party Payables
Rank Group
Recharges for professional services (d)	—	0.1	—	0.1	—	—
Reynolds Group Holdings Limited
Recharges of services (e)	0.3	0.1	0.5	0.1	0.4	—
Autoparts Holdings
Purchase of goods (c)	0.8	0.5	1.4	0.7	0.8	0.7

					1.2	0.7

(a)	During the three months ended June 30, 2013 and 2012 and the six months ended June 30, 2013 and 2012, Holdings incurred total costs of $1.7 million, $10.0 million, $11.4 million and $15.7 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group and business optimization costs (mainly professional fees for various cost saving projects) and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The recharge of services is based on the level of services provided or specific costs. The recharges of services in the table are for FRAM Group’s share of these costs. The amounts are to be repaid in the normal course of business.
(b)	On July 29, 2011, UCI International, Inc. entered into a Joint Services Agreement (“JSA”) with Autoparts Holdings. Under the agreement, UCI International, Inc. and Autoparts Holdings each agreed to purchase certain administrative services from the other party. The agreement had an initial term of one year that was automatically renewed on July 29, 2013 and 2012 for additional one year periods. The agreement may be terminated without cause by either party upon 120 days’ advance written notice to the other party. The agreement may also be terminated for breach or termination of affiliation. The agreement contains representations, warranties and indemnity obligations customary for agreements of this type. The costs billed out under the JSA are based upon the level of services provided. These amounts are to be repaid in the normal course of business.
(c)	As a result of Holdings’ cost sharing and manufacturing arrangements with FRAM Group, certain FRAM Group production was relocated to UCI International filtration manufacturing locations. UCI International and FRAM Group continue to maintain their own customer relationships and continue to supply their existing customers. Where FRAM Group production has been relocated to UCI International filtration manufacturing locations, UCI International manufactures and supplies products to FRAM Group in order to meet its customers’ orders. Product purchase orders are entered into by UCI International and FRAM Group on an arm’s-length basis to document the terms of the sale of products between the two related businesses. The related party sale of goods in the table above are included in net sales on the consolidated statement of comprehensive income (loss) and include a transfer-price markup of approximately 10%.

Champion purchased certain materials and component parts from FRAM Group in order to manufacture products for FRAM Group.

As of June 30, 2013, Holdings had a net payable to FRAM Group related to ongoing operations with FRAM Group for activity during the six months ended June 30, 2013. These amounts are to be repaid in the normal course of business.

(d)	Rank Group incurred on behalf of Holdings third party professional fees and expenses, which were then charged to Holdings. These amounts are to be repaid in the normal course of business.
(e)	A subsidiary of Reynolds Group Holdings Limited billed UCI International, Inc. for rent and facility services costs. These amounts are to be repaid in the normal course of business.

Geographic Information	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Geographic Information

NOTE 12 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
United States	$208.2	$198.5	$415.9	$421.1
Canada	7.9	8.8	15.6	16.4
Mexico	9.2	5.7	14.8	12.1
United Kingdom	3.8	2.0	8.0	6.2
France	3.2	3.5	7.2	7.1
Germany	2.5	2.4	4.9	4.5
China	2.7	1.6	4.5	3.1
Spain	1.5	1.1	3.3	2.4
Other	13.4	11.0	24.0	23.3

	$252.4	$234.6	$498.2	$496.2

Net long-lived assets by country were as follows (in millions):

	June 30, 2013	December 31, 2012
United States	$803.4	$812.7
China	44.1	45.1
Spain	19.9	20.5
Mexico	8.2	10.8
Other	1.0	1.0

	$876.6	$890.1

Fair Value Accounting	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Accounting

NOTE 13 — FAIR VALUE ACCOUNTING

The accounting guidance on fair value measurements uses the term “inputs” to broadly refer to the assumptions used in estimating fair values. It distinguishes between (i) assumptions based on market data obtained from independent third party sources (“observable inputs”) and (ii) Holdings’ assumptions based on the best information available (“unobservable inputs”). The accounting guidance requires that fair value valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy consists of the three broad levels listed below. The highest priority is given to Level 1, and the lowest is given to Level 3.

Level 1 —	Quoted market prices in active markets for identical assets or liabilities

Level 2 —	Inputs other than Level 1 inputs that are either directly or indirectly observable

Level 3 —	Unobservable inputs developed using Holdings’ estimates and assumptions, which reflect those that market participants would use when valuing an asset or liability

The determination of where an asset or liability falls in the hierarchy requires significant judgment.

Assets measured at fair value on a non-recurring basis

During the three and six months ended June 30, 2013 and 2012, as part of the manufacturing and distribution footprint optimization restructuring discussed in Note 2, certain assets were adjusted to their fair values.

Fair value of financial instruments

Cash and cash equivalents - The carrying amount of cash equivalents approximates fair value because the original maturity was less than 90 days.

Trade accounts receivable - The carrying amount of trade receivables approximates fair value because of their short outstanding terms.

Trade accounts payable - The carrying amount of trade payables approximates fair value because of their short outstanding terms.

Related party receivables and related party payables – The carrying amounts of related party receivables and related party payables approximate their fair values because of their short outstanding terms.

Long-term debt—The fair value of the Senior Notes was $405.0 million and $399.0 million at June 30, 2013 and December 31, 2012, respectively. The estimated fair value of these notes was based on recent trades, as reported by a third party bond pricing service. Due to the infrequency of trades of these notes, these inputs are considered to be Level 2 inputs.

The fair value of the Senior Secured Term Loan Facility was $292.5 million and $296.2 million at June 30, 2013 and December 31, 2012, respectively. The estimated fair value of borrowings under the Senior Secured Term Loan Facility was based on the bid/ask prices, as reported by a third party bond pricing service. Due to the infrequency of trades, this input is considered to be a Level 2 input.

The fair value of the economic development loan was $0.5 million at both June 30, 2013 and December 31, 2012. Since there is no ready market for this type of loan, discounted cash flows were used taking into consideration bond ratings and LIBOR futures. These inputs are considered to be Level 2.

Other Information	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Other Information

NOTE 14 — OTHER INFORMATION

Cash payments

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest	$4.5	$4.4	$26.0	$26.2
Income taxes (net of refunds)	$1.5	$7.6	$2.0	$9.9

Foreign cash

Holdings has its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including foreign cash balances at June 30, 2013 and December 31, 2012, were uninsured. Non-U.S. cash balances at June 30, 2013 and December 31, 2012 were $16.3 million and $12.4 million, respectively.

Income tax matters

During the three months ended June 30, 2013, Holdings recorded income tax expense of $1.8 million, or a 51.4% effective tax rate, on pre-tax income of $3.5 million. The effective tax rate of 51.4% differs from the U.S. federal statutory rate principally due to provision of U.S. deferred income tax expense on undistributed earnings of a Spanish subsidiary and state income taxes, offset in part by foreign tax rate differences and benefit from permanent differences associated with foreign losses. During the six months ended June 30, 2013, Holdings recorded an income tax benefit of $0.4 million, or a 10.5% effective tax rate, on pre-tax losses of $3.8 million. The effective tax rate of 10.5% differs from the U.S. federal statutory rate principally due to an increase for a benefit from permanent manufacturing deductions, provision to return adjustments and foreign tax rate differences, in part offset by provision of U.S. deferred income tax expense on undistributed earnings of a Spanish subsidiary.

Holdings recorded income tax expense of $0.3 million during the three months ended June 30, 2012 on pre-tax losses of $4.1 million. Holdings recorded income tax expense of $5.7 million during the six months ended June 30, 2012, which represents an effective tax rate of 69.5% in relation to pre-tax income of $8.2 million. The effective tax rates for the three and six months ended June 30, 2012 differ from the U.S. statutory rate primarily due to valuation allowances on foreign deferred tax assets not expected to realized, provision of U.S. deferred income tax expense on undistributed earnings of a Spanish subsidiary, state income taxes and flat taxes related to a Mexican subsidiary. In compliance with Mexican tax law, the Mexican subsidiary records its income tax provision at the greater of a Mexican flat tax or taxes on taxable income at the Mexican statutory rate. Due to expected losses for the full year ended December 31, 2012, primarily as the result of restructuring charges, the income tax provision of the Mexican subsidiary was based on the expectation of incurring the flat tax.

Concentrations of risk

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. Sales to a single customer, AutoZone, accounted for 29.3% and 32.9% of total net sales in the six months ended June 30, 2013 and 2012, respectively. No other customer accounted for more than 10% of total net sales for the six months ended June 30, 2013 and 2012. At June 30, 2013 and December 31, 2012, the receivable balances from AutoZone were $124.6 million and $140.8 million, respectively.

Capital stock

At both June 30, 2013 and December 31, 2012, there were 1,002 ordinary shares of Holdings authorized, issued and outstanding.

Guarantor and Non-Guarantor Financial Statements	6 Months Ended
Jun. 30, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Guarantor and Non-Guarantor Financial Statements

NOTE 15 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, Inc.’s obligations under the Senior Notes described in Note 9.

The condensed financial information that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International, Inc. and a guarantor of the Senior Notes, (b) UCI International, Inc., which is the issuer of the Senior Notes, (c) certain of the U.S. subsidiaries, which guarantee the Senior Notes (the “Guarantor Subsidiaries”), (d) the non-U.S. subsidiaries and certain U.S. subsidiaries which do not guarantee the Senior Notes (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet (Unaudited)

June 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$66,637	$—	$1	$37,551	$12,751	$16,334
Intercompany receivables - current	—	(217,266)	—	173,722	24,695	18,849
Accounts receivable, net	231,562	—	—	—	209,810	21,752
Related party receivables	23,216	—	—	—	23,216	—
Inventories	174,612	—	—	—	144,390	30,222
Assets held for sale	1,647	—	—	—	—	1,647
Deferred tax assets	29,749	—	—	1,447	27,025	1,277
Other current assets	33,499	—	—	648	26,573	6,278

Total current assets	560,922	(217,266)	1	213,368	468,460	96,359
Property, plant and equipment, net	160,042	—	—	—	122,349	37,693
Investment in subsidiaries	—	(1,103,659)	268,804	734,397	100,458	—
Goodwill	308,964	—	—	—	278,570	30,394
Other intangible assets, net	387,333	—	—	—	380,052	7,281
Intercompany receivables - non-current	—	(8,613)	—	—	8,613	—
Deferred financing costs, net	16,074	—	—	16,074	—	—
Other long-term assets	4,149	—	—	—	3,217	932

Total assets	$1,437,484	$(1,329,538)	$268,805	$963,839	$1,361,719	$172,659

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$126,034	$—	$—	$—	$103,559	$22,475
Current maturities of long-term debt	3,169	—	—	3,000	166	3
Related party payables	1,155	—	16	—	354	785
Intercompany payables - current	—	(217,266)	—	702	193,752	22,812
Accrued expenses and other current liabilities	114,537	—	—	14,133	90,252	10,152

Total current liabilities	244,895	(217,266)	16	17,835	388,083	56,227
Long-term debt, less current maturities	689,373	—	—	688,729	609	35
Pension and other post-retirement liabilities	117,722	—	—	—	116,897	825
Deferred tax liabilities	114,467	—	—	(11,529)	120,508	5,488
Intercompany payables - non-current	—	(8,613)	—	—		8,613
Other long-term liabilities	2,238	—	—	—	1,225	1,013
Total shareholder’s equity (deficit)	268,789	(1,103,659)	268,789	268,804	734,397	100,458

Total liabilities and shareholder’s equity (deficit)	$1,437,484	$(1,329,538)	$268,805	$963,839	$1,361,719	$172,659

Condensed Consolidating Balance Sheet

December 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables - current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables - non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables - current	—	(209,525)	—	—	188,358	21,167
Accrued expenses and other current liabilities	115,453	1	—	15,389	90,742	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other post-retirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables - non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$252,411	$(33,801)	$—	$—	$237,559	$48,653
Cost of sales	203,315	(33,801)	—	—	194,749	42,367

Gross profit	49,096	—	—	—	42,810	6,286
Operating expenses
Selling and warehousing	(17,999)	—	—	—	(16,235)	(1,764)
General and administrative	(10,300)	—	—	(1,168)	(8,597)	(535)
Amortization of acquired intangible assets	(5,543)	—	—	—	(5,309)	(234)
Restructuring costs, net	(1,789)	—	—	—	(865)	(924)
Antitrust litigation costs	(16)	—	—	—	(16)	—

Operating income (loss)	13,449	—	—	(1,168)	11,788	2,829
Other expense
Interest expense, net	(10,683)	—	—	(13,565)	(4)	2,886
Intercompany interest	—	—	—	5,569	(5,495)	(74)
Miscellaneous, net	674	—	(2)	—	(1,378)	2,054

Income (loss) before income taxes	3,440	—	(2)	(9,164)	4,911	7,695
Income tax (expense) benefit	(1,779)	—	—	3,023	(2,970)	(1,832)

Net income (loss) before equity in earnings of subsidiaries	1,661	—	(2)	(6,141)	1,941	5,863
Equity in earnings of subsidiaries	—	(15,330)	1,663	7,804	5,863	—

Net income (loss)	$1,661	$(15,330)	$1,661	$1,663	$7,804	$5,863

Comprehensive income (loss)	$2,188	$7,055	$(21,145)	$2,190	$8,331	$5,757

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$234,601	$(29,987)	$—	$—	$222,439	$42,149
Cost of sales	181,525	(29,987)	—	—	174,562	36,950

Gross profit	53,076	—	—	—	47,877	5,199
Operating expenses
Selling and warehousing	(16,886)	—	—	—	(15,247)	(1,639)
General and administrative	(15,412)	—	5	(5,543)	(8,495)	(1,379)
Amortization of acquired intangible assets	(5,528)	—	—	—	(5,295)	(233)
Restructuring costs, net	(3,771)	—	—	—	(307)	(3,464)
Antitrust litigation costs	(354)	—	—	—	(354)	—

Operating income (loss)	11,125	—	5	(5,543)	18,179	(1,516)
Other expense
Interest expense, net	(13,844)	—	—	(13,821)	(14)	(9)
Intercompany interest	—	—	—	5,569	(5,477)	(92)
Miscellaneous, net	(1,356)	—	—	—	(1,355)	(1)

Income (loss) before income taxes	(4,075)	—	5	(13,795)	11,333	(1,618)
Income tax (expense) benefit	(308)	—	—	5,016	(1,758)	(3,566)

Net income (loss) before equity in earnings of subsidiaries	(4,383)	—	5	(8,779)	9,575	(5,184)
Equity in earnings of subsidiaries	—	5,181	(4,388)	4,391	(5,184)	—

Net income (loss)	$(4,383)	$5,181	$(4,383)	$(4,388)	$4,391	$(5,184)

Comprehensive income (loss)	$(7,199)	$23,905	$(17,376)	$(7,204)	$1,575	$(8,099)

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$498,268	$(61,789)	$—	$—	$470,012	$90,045
Cost of sales	401,940	(61,789)	—	—	384,164	79,565

Gross profit	96,328	—	—	—	85,848	10,480
Operating expenses
Selling and warehousing	(36,079)	—	—	—	(32,744)	(3,335)
General and administrative	(26,025)	—	—	(6,170)	(17,932)	(1,923)
Amortization of acquired intangible assets	(11,087)	—	—	—	(10,619)	(468)
Restructuring costs, net	(2,109)	—	—	—	(909)	(1,200)
Antitrust litigation costs	(40)	—	—	—	(40)	—

Operating income (loss)	20,988	—	—	(6,170)	23,604	3,554
Other expense
Interest expense, net	(24,138)	—	—	(27,047)	(8)	2,917
Intercompany interest	—	—	—	11,137	(10,984)	(153)
Miscellaneous, net	(657)	—	(1)	—	(2,706)	2,050

Income (loss) before income taxes	(3,807)	—	(1)	(22,080)	9,906	8,368
Income tax (expense) benefit	411	—	—	7,734	(4,965)	(2,358)

Net income (loss) before equity in earnings of subsidiaries	(3,396)	—	(1)	(14,346)	4,941	6,010
Equity in earnings of subsidiaries	—	(13,566)	(3,395)	10,951	6,010	—

Net income (loss)	$(3,396)	$(13,566)	$(3,396)	$(3,395)	$10,951	$6,010

Comprehensive income (loss)	$(2,372)	$3,100	$(20,845)	$(2,371)	$11,975	$5,769

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$496,232	$(59,740)	$—	$—	$472,173	$83,799
Cost of sales	376,159	(59,740)	—	—	362,541	73,358

Gross profit	120,073	—	—	—	109,632	10,441
Operating expenses
Selling and warehousing	(34,484)	—	—	—	(31,022)	(3,462)
General and administrative	(31,120)	—	(3)	(8,714)	(19,973)	(2,430)
Amortization of acquired intangible assets	(11,054)	—	—	—	(10,590)	(464)
Restructuring costs, net	(3,767)	—	—	—	(713)	(3,054)
Antitrust litigation costs	(884)	—	—	—	(884)	—

Operating income (loss)	38,764	—	(3)	(8,714)	46,450	1,031
Other expense
Interest expense, net	(27,712)	—	—	(27,659)	(30)	(23)
Intercompany interest	—	—	—	11,137	(10,956)	(181)
Miscellaneous, net	(2,880)	—	—	—	(2,879)	(1)

Income (loss) before income taxes	8,172	—	(3)	(25,236)	32,585	826
Income tax (expense) benefit	(5,702)	—	—	9,026	(10,105)	(4,623)

Net income (loss) before equity in earnings of subsidiaries	2,470	—	(3)	(16,210)	22,480	(3,797)
Equity in earnings of subsidiaries	—	(17,359)	2,473	18,683	(3,797)	—

Net income (loss)	$2,470	$(17,359)	$2,470	$2,473	$18,683	$(3,797)

Comprehensive income (loss)	$17,823	$(57,306)	$27,248	$17,826	$34,036	$(3,981)

Condensed Consolidating Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$5,420	$—	$—	$(22,514)	$22,658	$5,276

Cash flows from investing activities:
Capital expenditures	(16,192)	—	—	—	(14,836)	(1,356)
Proceeds from sale of property, plant and equipment	23	—	—	—	4	19

Net cash used in investing activities	(16,169)	—	—	—	(14,832)	(1,337)
Cash flows from financing activities:
Debt repayments	(1,533)	—	—	(1,500)	(32)	(1)
Change in intercompany indebtedness	—	—	—	—	36	(36)

Net cash provided by (used in) financing activities	(1,533)	—	—	(1,500)	4	(37)
Effect of exchange rate changes on cash	2	—	—	—	—	2

Net increase (decrease) in cash and cash equivalents	(12,280)	—	—	(24,014)	7,830	3,904
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$66,637	$—	$1	$37,551	$12,751	$16,334

Condensed Consolidating Statement of Cash Flows (Unaudited)

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$18,836	$—	$(34)	$(15,194)	$29,136	$4,928

Cash flows from investing activities:
Capital expenditures	(20,804)	—	—	—	(17,147)	(3,657)
Proceeds from sale of property, plant and equipment	1,968	—	—	—	576	1,392

Net cash provided by (used in) investing activities	(18,836)	—	—	—	(16,571)	(2,265)
Cash flows from financing activities:
Debt repayments	(1,691)	—	—	(1,500)	(191)	—
Equity contribution	38	—	38	—	—	—
Change in intercompany indebtedness	—	—	—	46,694	(45,667)	(1,027)

Net cash provided by (used in) financing activities	(1,653)	—	38	45,194	(45,858)	(1,027)
Effect of exchange rate changes on cash	(36)	—	—	—	—	(36)

Net increase (decrease) in cash and cash equivalents	(1,689)	—	4	30,000	(33,293)	1,600
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$66,008	$—	$4	$30,016	$22,282	$13,706

General and Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

On January 1, 2013, Holdings adopted changes issued by the FASB regarding testing indefinite-lived intangible assets for impairment in connection with annual and interim impairment tests. The revised guidance allows an entity testing indefinite-lived intangible assets for impairment the option to first use qualitative factors to determine whether it is more likely than not (a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, as a basis for determining whether it is necessary to perform the quantitative impairment test. The adoption of these changes did not have a material impact on the financial position, results of operations or cash flows of Holdings.

On January 1, 2013, Holdings adopted changes issued by the FASB intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. Among other things, an entity is required to present either parenthetically on the face of the financial statements or in the notes, significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. However, an entity would not need to show the income statement line item affected for certain components that are not required to be reclassified in their entirety to net income, such as amounts amortized into net periodic pension cost. The implementation of the new disclosure requirement did not have a material impact on Holdings’ financial position or results of operations. During the three and six months ended June 30, 2013, Holdings amortized pension costs of $0.9 million ($0.6 million net of tax) and $1.9 million ($1.2 million net of tax), respectively, from accumulated other comprehensive income to the interim unaudited statement of comprehensive income (loss). During the three and six months ended June 30, 2013, Holdings amortized post–retirement benefit costs of $0.1 million ($0.1 million net of tax) and $0.2 million ($0.1 million net of tax), respectively, from accumulated other comprehensive income to the interim unaudited statement of comprehensive income (loss). There were no reclassifications from accumulated other comprehensive income to the interim unaudited statement of comprehensive income (loss) during the three or six months ended June 30, 2013.

Recently Issued Accounting Guidance

Recently Issued Accounting Guidance

In March 2013, the FASB issued clarifying guidance on the accounting for the release of the cumulative translation adjustment when a parent sells either a part or all of its investment in a foreign entity. This guidance is effective prospectively for annual reporting periods beginning on or after January 1, 2014, and the interim periods within those annual periods. Management does not expect the adoption of this guidance to have a material impact on the financial position or results of operations of Holdings.

Restructuring Costs, Net (Tables)	6 Months Ended
Jun. 30, 2013
Restructuring And Related Activities [Abstract]
Components of restructuring gains (costs), net
The components of the restructuring costs, net are as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Severance	$1.2	$0.4	$1.4	$0.8
Impairment of property, plant and equipment	0.8	2.0	0.8	2.0
Manufacturing and distribution footprint optimization	0.1	—	0.2	—
Curtailment and settlement (gains) losses	(0.3)	1.4	(0.3)	1.4
Gain on sale of land and building	—	—	—	(0.4)

	$1.8	$3.8	$2.1	$3.8

Summary of activities in accrued restructuring reserves, including pension curtailments and settlements

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the six months ended June 30, 2013 and 2012 (in millions):

	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2
Charges	1.4	0.8	(0.3)	0.2	2.1
Usage	(1.2)	(0.8)	(0.5)	(0.2)	(2.7)

Balance at June 30, 2013	$1.5	$—	$0.1	$—	$1.6

Balance at December 31, 2011	$0.7	$—	$—	$—	$0.7
Charges	0.8	2.0	1.4	(0.4)	3.8
Usage	(0.9)	—	(0.3)	0.4	(0.8)

Balance at June 30, 2012	$0.6	$2.0	$1.1	$—	$3.7

Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Components of inventories	The components of inventories were as follows (in millions):

	June 30, 2013	December 31, 2012
Raw materials	$59.9	$58.0
Work in process	30.2	30.0
Finished products	84.5	87.3

	$174.6	$175.3

Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Components of other intangible assets

The components of other intangible assets were as follows (in millions):

			June 30, 2013				December 31, 2012
	Amortizable Life	Weighted Average Remaining Life	Gross	Accumulated Amortization	Effect of Foreign Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 -15 years	11 years	$283.6	$(53.3)	$(0.5)	$229.8	$240.9
Trademarks	5 years	3 years	0.6	(0.3)	—	0.3	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	151.0	151.0
Integrated
Software system	5 years	3 years	11.0	(4.8)	—	6.2	7.3

			$446.2	$(58.4)	$(0.5)	$387.3	$399.6

Estimated amortization expense related to acquired intangible assets and the integrated software system

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
Remainder of 2013	$11.1	$1.1
2014	22.2	2.2
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—

Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in millions):

	June 30, 2013	December 31, 2012
Product returns	$45.9	$46.0
Interest	13.3	13.2
Rebates, credits and discounts due to customers	13.1	10.3
Taxes payable	9.9	8.7
Insurance	7.9	9.2
Bonuses and profit sharing	4.8	5.7
Vacation pay	4.7	4.4
Salaries and wages	2.5	2.6
Professional fees	1.6	3.2
Restructuring reserves	1.6	2.2
Other	9.2	10.0

	$114.5	$115.5

Product Returns Liability (Tables)	6 Months Ended
Jun. 30, 2013
Guarantees [Abstract]
Changes in Holdings' product returns accrual

Changes in Holdings’ product returns accrual were as follows (in millions):

	Six Months Ended June 30,
	2013	2012
Beginning of period	$46.0	$55.6
Cost of unsalvageable parts	(20.3)	(25.6)
Reduction to sales, net of salvage	20.2	21.0

End of period	$45.9	$51.0

Pension (Tables)	6 Months Ended
Jun. 30, 2013
Compensation And Retirement Disclosure [Abstract]
Component of net periodic pension expense

The following are the components of net periodic pension expense (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Service cost	$0.2	$0.1	$0.4	$0.3
Interest cost	3.0	3.3	5.9	6.5
Expected return on plan assets	(4.0)	(3.9)	(8.0)	(7.8)
Amortization of prior service costs and unrecognized loss	0.9	0.2	1.9	0.2
Curtailment and settlement (gain) loss recognized	(0.3)	1.4	(0.3)	1.4

	$(0.2)	$1.1	$(0.1)	$0.6

Debt (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Summarized debt

Debt is summarized as follows (in millions):

	June 30, 2013	December 31, 2012
Senior Secured Term Loan Facility	$292.5	$294.0
Senior Notes	400.0	400.0
Capital lease obligations	0.3	0.3
Economic development loan	0.5	0.5
Unamortized original issue discount	(0.7)	(0.9)

	692.6	693.9
Less:
Current maturities	3.2	3.2

Long-term debt	$689.4	$690.7

Schedule of future repayments of debt outstanding	Below is a schedule of required future repayments of all debt outstanding on June 30, 2013 (in millions).

Remainder of 2013	$1.6
2014	3.2
2015	3.2
2016	3.1
2017	282.2
Thereafter	400.0

$693.3

Summary of net interest expense

The following table provides the detail of net interest expense for the respective periods (in millions). During the three and six months ended June 30, 2013, $0.2 million and $0.5 million of interest was capitalized, respectively. No interest was capitalized during the three and six months ended June 30, 2012.

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest expense
Senior Secured Term Loan Facility	$4.1	$4.2	$8.1	$8.3
Senior Notes	8.6	8.6	17.2	17.2
Other	—	0.4	0.1	0.8
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.3	0.3	0.6	0.6
Senior Notes	0.3	0.2	0.6	0.5
Senior Secured Revolving Credit Facility	0.1	0.1	0.2	0.2
Original issue discounts	0.1	0.1	0.2	0.2

Total interest expense	13.5	13.9	27.0	27.8
Interest income	(2.9)	(0.1)	(2.9)	(0.1)

Interest expense, net	$10.6	$13.8	$24.1	$27.7

Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Nature and amounts of the transactions entered into with related parties

During the three and six months ended June 30, 2013 and 2012, Holdings undertook a number of transactions with the following related party entities under the common ultimate control of Mr. Graeme Hart:

•	Rank Group;

•	Autoparts Holdings the parent of FRAM Group; and

•	Reynolds Group Holdings Limited.

	Transaction values				Balance outstanding as of
In millions	Three Months Ended June 30, 2013	Three Months Ended June 30, 2012	Six Months Ended June 30, 2013	Six Months Ended June 30, 2012	June 30, 2013	December 31, 2012
Related Party Receivables
Autoparts Holdings
Recharges (credit) of services (a)	$(0.5)	$7.7	$3.6	$10.2	$0.9	$2.7
Joint services agreement (b)	1.6	0.5	3.1	1.5	2.3	0.6
Sale of goods (c)	18.8	16.3	38.4	22.3	20.3	17.3
Asset sales (c)	—	0.5	—	0.5	—	—
Purchase of goods (c)	(0.3)	—	(0.7)	—	(0.3)	(0.7)

					23.2	19.9
Related Party Payables
Rank Group
Recharges for professional services (d)	—	0.1	—	0.1	—	—
Reynolds Group Holdings Limited
Recharges of services (e)	0.3	0.1	0.5	0.1	0.4	—
Autoparts Holdings
Purchase of goods (c)	0.8	0.5	1.4	0.7	0.8	0.7

					1.2	0.7

(a)	During the three months ended June 30, 2013 and 2012 and the six months ended June 30, 2013 and 2012, Holdings incurred total costs of $1.7 million, $10.0 million, $11.4 million and $15.7 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group and business optimization costs (mainly professional fees for various cost saving projects) and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The recharge of services is based on the level of services provided or specific costs. The recharges of services in the table are for FRAM Group’s share of these costs. The amounts are to be repaid in the normal course of business.
(b)	On July 29, 2011, UCI International, Inc. entered into a Joint Services Agreement (“JSA”) with Autoparts Holdings. Under the agreement, UCI International, Inc. and Autoparts Holdings each agreed to purchase certain administrative services from the other party. The agreement had an initial term of one year that was automatically renewed on July 29, 2013 and 2012 for additional one year periods. The agreement may be terminated without cause by either party upon 120 days’ advance written notice to the other party. The agreement may also be terminated for breach or termination of affiliation. The agreement contains representations, warranties and indemnity obligations customary for agreements of this type. The costs billed out under the JSA are based upon the level of services provided. These amounts are to be repaid in the normal course of business.
(c)	As a result of Holdings’ cost sharing and manufacturing arrangements with FRAM Group, certain FRAM Group production was relocated to UCI International filtration manufacturing locations. UCI International and FRAM Group continue to maintain their own customer relationships and continue to supply their existing customers. Where FRAM Group production has been relocated to UCI International filtration manufacturing locations, UCI International manufactures and supplies products to FRAM Group in order to meet its customers’ orders. Product purchase orders are entered into by UCI International and FRAM Group on an arm’s-length basis to document the terms of the sale of products between the two related businesses. The related party sale of goods in the table above are included in net sales on the consolidated statement of comprehensive income (loss) and include a transfer-price markup of approximately 10%.

Champion purchased certain materials and component parts from FRAM Group in order to manufacture products for FRAM Group.

As of June 30, 2013, Holdings had a net payable to FRAM Group related to ongoing operations with FRAM Group for activity during the six months ended June 30, 2013. These amounts are to be repaid in the normal course of business.

(d)	Rank Group incurred on behalf of Holdings third party professional fees and expenses, which were then charged to Holdings. These amounts are to be repaid in the normal course of business.
(e)	A subsidiary of Reynolds Group Holdings Limited billed UCI International, Inc. for rent and facility services costs. These amounts are to be repaid in the normal course of business.

Geographic Information (Tables)	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Net sales by region

Net sales by region were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
United States	$208.2	$198.5	$415.9	$421.1
Canada	7.9	8.8	15.6	16.4
Mexico	9.2	5.7	14.8	12.1
United Kingdom	3.8	2.0	8.0	6.2
France	3.2	3.5	7.2	7.1
Germany	2.5	2.4	4.9	4.5
China	2.7	1.6	4.5	3.1
Spain	1.5	1.1	3.3	2.4
Other	13.4	11.0	24.0	23.3

	$252.4	$234.6	$498.2	$496.2

Net long-lived assets by region

Net long-lived assets by country were as follows (in millions):

	June 30, 2013	December 31, 2012
United States	$803.4	$812.7
China	44.1	45.1
Spain	19.9	20.5
Mexico	8.2	10.8
Other	1.0	1.0

	$876.6	$890.1

Other Information (Tables)	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Cash payments for interest and income taxes (net of refunds)

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest	$4.5	$4.4	$26.0	$26.2
Income taxes (net of refunds)	$1.5	$7.6	$2.0	$9.9

Guarantor and Non-Guarantor Financial Statements (Tables)	6 Months Ended
Jun. 30, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet (Unaudited)

June 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$66,637	$—	$1	$37,551	$12,751	$16,334
Intercompany receivables - current	—	(217,266)	—	173,722	24,695	18,849
Accounts receivable, net	231,562	—	—	—	209,810	21,752
Related party receivables	23,216	—	—	—	23,216	—
Inventories	174,612	—	—	—	144,390	30,222
Assets held for sale	1,647	—	—	—	—	1,647
Deferred tax assets	29,749	—	—	1,447	27,025	1,277
Other current assets	33,499	—	—	648	26,573	6,278

Total current assets	560,922	(217,266)	1	213,368	468,460	96,359
Property, plant and equipment, net	160,042	—	—	—	122,349	37,693
Investment in subsidiaries	—	(1,103,659)	268,804	734,397	100,458	—
Goodwill	308,964	—	—	—	278,570	30,394
Other intangible assets, net	387,333	—	—	—	380,052	7,281
Intercompany receivables - non-current	—	(8,613)	—	—	8,613	—
Deferred financing costs, net	16,074	—	—	16,074	—	—
Other long-term assets	4,149	—	—	—	3,217	932

Total assets	$1,437,484	$(1,329,538)	$268,805	$963,839	$1,361,719	$172,659

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$126,034	$—	$—	$—	$103,559	$22,475
Current maturities of long-term debt	3,169	—	—	3,000	166	3
Related party payables	1,155	—	16	—	354	785
Intercompany payables - current	—	(217,266)	—	702	193,752	22,812
Accrued expenses and other current liabilities	114,537	—	—	14,133	90,252	10,152

Total current liabilities	244,895	(217,266)	16	17,835	388,083	56,227
Long-term debt, less current maturities	689,373	—	—	688,729	609	35
Pension and other post-retirement liabilities	117,722	—	—	—	116,897	825
Deferred tax liabilities	114,467	—	—	(11,529)	120,508	5,488
Intercompany payables - non-current	—	(8,613)	—	—		8,613
Other long-term liabilities	2,238	—	—	—	1,225	1,013
Total shareholder’s equity (deficit)	268,789	(1,103,659)	268,789	268,804	734,397	100,458

Total liabilities and shareholder’s equity (deficit)	$1,437,484	$(1,329,538)	$268,805	$963,839	$1,361,719	$172,659

Condensed Consolidating Balance Sheet

December 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables - current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables - non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables - current	—	(209,525)	—	—	188,358	21,167
Accrued expenses and other current liabilities	115,453	1	—	15,389	90,742	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other post-retirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables - non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$252,411	$(33,801)	$—	$—	$237,559	$48,653
Cost of sales	203,315	(33,801)	—	—	194,749	42,367

Gross profit	49,096	—	—	—	42,810	6,286
Operating expenses
Selling and warehousing	(17,999)	—	—	—	(16,235)	(1,764)
General and administrative	(10,300)	—	—	(1,168)	(8,597)	(535)
Amortization of acquired intangible assets	(5,543)	—	—	—	(5,309)	(234)
Restructuring costs, net	(1,789)	—	—	—	(865)	(924)
Antitrust litigation costs	(16)	—	—	—	(16)	—

Operating income (loss)	13,449	—	—	(1,168)	11,788	2,829
Other expense
Interest expense, net	(10,683)	—	—	(13,565)	(4)	2,886
Intercompany interest	—	—	—	5,569	(5,495)	(74)
Miscellaneous, net	674	—	(2)	—	(1,378)	2,054

Income (loss) before income taxes	3,440	—	(2)	(9,164)	4,911	7,695
Income tax (expense) benefit	(1,779)	—	—	3,023	(2,970)	(1,832)

Net income (loss) before equity in earnings of subsidiaries	1,661	—	(2)	(6,141)	1,941	5,863
Equity in earnings of subsidiaries	—	(15,330)	1,663	7,804	5,863	—

Net income (loss)	$1,661	$(15,330)	$1,661	$1,663	$7,804	$5,863

Comprehensive income (loss)	$2,188	$7,055	$(21,145)	$2,190	$8,331	$5,757

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$234,601	$(29,987)	$—	$—	$222,439	$42,149
Cost of sales	181,525	(29,987)	—	—	174,562	36,950

Gross profit	53,076	—	—	—	47,877	5,199
Operating expenses
Selling and warehousing	(16,886)	—	—	—	(15,247)	(1,639)
General and administrative	(15,412)	—	5	(5,543)	(8,495)	(1,379)
Amortization of acquired intangible assets	(5,528)	—	—	—	(5,295)	(233)
Restructuring costs, net	(3,771)	—	—	—	(307)	(3,464)
Antitrust litigation costs	(354)	—	—	—	(354)	—

Operating income (loss)	11,125	—	5	(5,543)	18,179	(1,516)
Other expense
Interest expense, net	(13,844)	—	—	(13,821)	(14)	(9)
Intercompany interest	—	—	—	5,569	(5,477)	(92)
Miscellaneous, net	(1,356)	—	—	—	(1,355)	(1)

Income (loss) before income taxes	(4,075)	—	5	(13,795)	11,333	(1,618)
Income tax (expense) benefit	(308)	—	—	5,016	(1,758)	(3,566)

Net income (loss) before equity in earnings of subsidiaries	(4,383)	—	5	(8,779)	9,575	(5,184)
Equity in earnings of subsidiaries	—	5,181	(4,388)	4,391	(5,184)	—

Net income (loss)	$(4,383)	$5,181	$(4,383)	$(4,388)	$4,391	$(5,184)

Comprehensive income (loss)	$(7,199)	$23,905	$(17,376)	$(7,204)	$1,575	$(8,099)

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$498,268	$(61,789)	$—	$—	$470,012	$90,045
Cost of sales	401,940	(61,789)	—	—	384,164	79,565

Gross profit	96,328	—	—	—	85,848	10,480
Operating expenses
Selling and warehousing	(36,079)	—	—	—	(32,744)	(3,335)
General and administrative	(26,025)	—	—	(6,170)	(17,932)	(1,923)
Amortization of acquired intangible assets	(11,087)	—	—	—	(10,619)	(468)
Restructuring costs, net	(2,109)	—	—	—	(909)	(1,200)
Antitrust litigation costs	(40)	—	—	—	(40)	—

Operating income (loss)	20,988	—	—	(6,170)	23,604	3,554
Other expense
Interest expense, net	(24,138)	—	—	(27,047)	(8)	2,917
Intercompany interest	—	—	—	11,137	(10,984)	(153)
Miscellaneous, net	(657)	—	(1)	—	(2,706)	2,050

Income (loss) before income taxes	(3,807)	—	(1)	(22,080)	9,906	8,368
Income tax (expense) benefit	411	—	—	7,734	(4,965)	(2,358)

Net income (loss) before equity in earnings of subsidiaries	(3,396)	—	(1)	(14,346)	4,941	6,010
Equity in earnings of subsidiaries	—	(13,566)	(3,395)	10,951	6,010	—

Net income (loss)	$(3,396)	$(13,566)	$(3,396)	$(3,395)	$10,951	$6,010

Comprehensive income (loss)	$(2,372)	$3,100	$(20,845)	$(2,371)	$11,975	$5,769

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$496,232	$(59,740)	$—	$—	$472,173	$83,799
Cost of sales	376,159	(59,740)	—	—	362,541	73,358

Gross profit	120,073	—	—	—	109,632	10,441
Operating expenses
Selling and warehousing	(34,484)	—	—	—	(31,022)	(3,462)
General and administrative	(31,120)	—	(3)	(8,714)	(19,973)	(2,430)
Amortization of acquired intangible assets	(11,054)	—	—	—	(10,590)	(464)
Restructuring costs, net	(3,767)	—	—	—	(713)	(3,054)
Antitrust litigation costs	(884)	—	—	—	(884)	—

Operating income (loss)	38,764	—	(3)	(8,714)	46,450	1,031
Other expense
Interest expense, net	(27,712)	—	—	(27,659)	(30)	(23)
Intercompany interest	—	—	—	11,137	(10,956)	(181)
Miscellaneous, net	(2,880)	—	—	—	(2,879)	(1)

Income (loss) before income taxes	8,172	—	(3)	(25,236)	32,585	826
Income tax (expense) benefit	(5,702)	—	—	9,026	(10,105)	(4,623)

Net income (loss) before equity in earnings of subsidiaries	2,470	—	(3)	(16,210)	22,480	(3,797)
Equity in earnings of subsidiaries	—	(17,359)	2,473	18,683	(3,797)	—

Net income (loss)	$2,470	$(17,359)	$2,470	$2,473	$18,683	$(3,797)

Comprehensive income (loss)	$17,823	$(57,306)	$27,248	$17,826	$34,036	$(3,981)

Condensed Consolidating Statement of Cash Flow

Condensed Consolidating Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$5,420	$—	$—	$(22,514)	$22,658	$5,276

Cash flows from investing activities:
Capital expenditures	(16,192)	—	—	—	(14,836)	(1,356)
Proceeds from sale of property, plant and equipment	23	—	—	—	4	19

Net cash used in investing activities	(16,169)	—	—	—	(14,832)	(1,337)
Cash flows from financing activities:
Debt repayments	(1,533)	—	—	(1,500)	(32)	(1)
Change in intercompany indebtedness	—	—	—	—	36	(36)

Net cash provided by (used in) financing activities	(1,533)	—	—	(1,500)	4	(37)
Effect of exchange rate changes on cash	2	—	—	—	—	2

Net increase (decrease) in cash and cash equivalents	(12,280)	—	—	(24,014)	7,830	3,904
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$66,637	$—	$1	$37,551	$12,751	$16,334

Condensed Consolidating Statement of Cash Flows (Unaudited)

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$18,836	$—	$(34)	$(15,194)	$29,136	$4,928

Cash flows from investing activities:
Capital expenditures	(20,804)	—	—	—	(17,147)	(3,657)
Proceeds from sale of property, plant and equipment	1,968	—	—	—	576	1,392

Net cash provided by (used in) investing activities	(18,836)	—	—	—	(16,571)	(2,265)
Cash flows from financing activities:
Debt repayments	(1,691)	—	—	(1,500)	(191)	—
Equity contribution	38	—	38	—	—	—
Change in intercompany indebtedness	—	—	—	46,694	(45,667)	(1,027)

Net cash provided by (used in) financing activities	(1,653)	—	38	45,194	(45,858)	(1,027)
Effect of exchange rate changes on cash	(36)	—	—	—	—	(36)

Net increase (decrease) in cash and cash equivalents	(1,689)	—	4	30,000	(33,293)	1,600
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$66,008	$—	$4	$30,016	$22,282	$13,706

General and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Business And Basis Of Presentation [Line Items]
Minimum likelihood to impair indefinite lived intangible asset		50.00%
Pension Cost [Member]
Business And Basis Of Presentation [Line Items]
Amortized pension and post- retirement benefit costs before tax	$ 0.9	$ 1.9
Amortized pension and post-retirement benefit costs net of tax	0.6	1.2
Post-retirement Benefit Costs [Member]
Business And Basis Of Presentation [Line Items]
Amortized pension and post- retirement benefit costs before tax	0.1	0.2
Amortized pension and post-retirement benefit costs net of tax	$ 0.1	$ 0.1

Restructuring Costs, Net - Components of Restructuring Gains (Costs), Net (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Restructuring And Related Activities [Abstract]
Severance	$ 1,200,000	$ 400,000	$ 1,400,000	$ 800,000
Impairment of property, plant and equipment	800,000	2,000,000	760,000	2,021,000
Manufacturing and distribution footprint optimization	100,000		200,000
Curtailment and settlement (gains) losses	(300,000)	1,400,000	(300,000)	1,400,000
Gain on sale of land and building				(400,000)
Total Restructuring Charges	$ 1,789,000	$ 3,771,000	$ 2,109,000	$ 3,767,000

Restructuring Costs, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013 Employees	Jun. 30, 2012	Jun. 30, 2013 Employees	Jun. 30, 2012
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 1.2	$ 0.4	$ 1.4	$ 0.8
Lease termination and asset retirement obligation costs	0.1		0.1
Number of employees terminated due to restructuring plan	61		61
Assets impairment charge	0.5		0.5
Severance and retention costs	0.3		0.3
Other closing costs	0.1		0.1
Gain on sale of idle manufacturing facility				0.4
Curtailment and settlement loss recognized	(0.3)	1.4	(0.3)	1.4
Additional asset impairment charges	0.3		0.3
Curtailment gain on pension plan	0.3		0.3
Land, Building and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charge related to land, building and equipment		$ 2

Restructuring Costs, Net - Summary of Activities in Accrued Restructuring Reserves, Including Pension Curtailments and Settlements (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Restructuring Cost and Reserve [Line Items]
Beginning Balance			$ 2,200,000	$ 700,000
Charges	(1,789,000)	(3,771,000)	(2,109,000)	(3,767,000)
Usage			(2,700,000)	(800,000)
Ending Balance	1,600,000	3,700,000	1,600,000	3,700,000
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance			1,300,000	700,000
Charges			1,400,000	800,000
Usage			(1,200,000)	(900,000)
Ending Balance	1,500,000	600,000	1,500,000	600,000
Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance
Charges			800,000	2,000,000
Usage			(800,000)
Ending Balance		2,000,000		2,000,000
Pension Curtailment and Settlements [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance			900,000
Charges			(300,000)	1,400,000
Usage			(500,000)	(300,000)
Ending Balance	100,000	1,100,000	100,000	1,100,000
Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance
Charges			200,000	(400,000)
Usage			(200,000)	400,000
Ending Balance

Sales of Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Customer Bank	Jun. 30, 2012	Dec. 31, 2012
Sales Of Receivables Additional Textual [Abstract]
Number of customers			7
Number of banks			8
Amount of receivables sold through factoring arrangements	$ 83.6	$ 69.8	$ 177.4	$ 154
Amount of additional outstanding receivables of factoring arrangements	233.1		233.1		218.1
Discount on receivables sold through factoring arrangements	$ 1.3	$ 1.4	$ 2.6	$ 2.9

Inventories - Components of Inventories (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 59,900,000	$ 58,000,000
Work in process	30,200,000	30,000,000
Finished products	84,500,000	87,300,000
Inventory, Net, Total	$ 174,612,000	$ 175,291,000

Other Intangible Assets - Components of Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (58.4)
Gross	446.2
Effect of Foreign Currency	(0.5)
Net	387.3	399.6
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	11 years
Other intangible assets, finite lived, gross	283.6
Accumulated Amortization	(53.3)
Effect of Foreign Currency	(0.5)
Net	229.8	240.9
Customer relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	10 years
Customer relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	15 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	3 years
Other intangible assets, finite lived, gross	0.6
Other intangible assets, indefinite lived, gross	151
Accumulated Amortization	(0.3)
Effect of Foreign Currency
Effect of Foreign Currency, Indefinite Lived
Net	0.3	0.4
Other intangible assets, indefinite lived, net	151	151
Integrated Software system [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	3 years
Other intangible assets, finite lived, gross	11
Accumulated Amortization	(4.8)
Effect of Foreign Currency
Net	$ 6.2	$ 7.3

Other Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Aggregate intangible amortization charged to comprehensive income (loss)	$ 6,100	$ 6,000	$ 12,200	$ 12,100

Other Intangible Assets - Estimated Amortization Expense Related to Acquired Intangible Assets and Integrated Software System (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Acquired Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2013	$ 11.1
2014	22.2
2015	22.2
2016	22.2
2017	22.1
Integrated Software system [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2013	1.1
2014	2.2
2015	2.2
2016	0.7
2017

Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Product returns	$ 45.9	$ 46	$ 51	$ 55.6
Interest	13.3	13.2
Rebates, credits and discounts due to customers	13.1	10.3
Taxes payable	9.9	8.7
Insurance	7.9	9.2
Bonuses and profit sharing	4.8	5.7
Vacation pay	4.7	4.4
Salaries and wages	2.5	2.6
Professional fees	1.6	3.2
Restructuring reserves	1.6	2.2	3.7	0.7
Other	9.2	10
Accrued expenses and other current liabilities, total	$ 114.5	$ 115.5

Product Returns Liability - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]
Product Liability Contingency [Line Items]
Customers rights to return excess quantities		5.00%	3.00%
Product return reserves for former customer	$ 3

Product Returns Liability - Changes in Holdings' Product Returns Accrual (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Commitments And Contingencies Disclosure [Abstract]
Beginning of period	$ 46	$ 55.6
Cost of unsalvageable parts	(20.3)	(25.6)
Reduction to sales, net of salvage	20.2	21
End of period	$ 45.9	$ 51

Pension - Component of Net Periodic Pension Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Compensation And Retirement Disclosure [Abstract]
Service cost	$ 0.2	$ 0.1	$ 0.4	$ 0.3
Interest cost	3	3.3	5.9	6.5
Expected return on plan assets	(4)	(3.9)	(8)	(7.8)
Amortization of prior service costs and unrecognized loss	0.9	0.2	1.9	0.2
Curtailment and settlement (gain) loss recognized	(0.3)	1.4	(0.3)	1.4
Net periodic pension benefit cost	$ (0.2)	$ 1.1	$ (0.1)	$ 0.6

Pension - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Compensation And Retirement Disclosure [Abstract]
Reduced pension liabilities			$ 13.9
Reduced pension liabilities, net of income tax			8.6
Curtailment and settlement loss recognized	(0.3)	1.4	(0.3)	1.4
Curtailment gain on pension plan	$ 0.3		$ 0.3

Debt - Summarized Debt (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Senior Secured Term Loan Facility	$ 292.5	$ 294
Senior Notes	400	400
Capital lease obligations	0.3	0.3
Economic development loan	0.5	0.5
Unamortized original issue discount	(0.7)	(0.9)
Total	692.6	693.9
Less:
Current maturities	3.2	3.2
Long-term debt	$ 689.4	$ 690.7

Debt - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended			6 Months Ended		6 Months Ended					6 Months Ended				1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Senior Notes [Member] USD ($)	Jan. 26, 2011 Senior Notes [Member] USD ($)	Jun. 30, 2013 Economic Development Loan [Member] USD ($)	Sep. 17, 2012 Economic Development Loan [Member] USD ($)	Jun. 30, 2013 Spanish Local Credit Facilities [Member] USD ($)	Dec. 31, 2012 Spanish Local Credit Facilities [Member] USD ($)	Dec. 31, 2012 Spanish Local Credit Facilities [Member] EUR (€)	Jun. 30, 2013 Senior Secured Credit Facilities [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facilities [Member] USD ($)	Jan. 26, 2011 Senior Secured Credit Facilities [Member] USD ($)	Jan. 26, 2011 Senior Secured Term Loan Facility [Member] USD ($)	Jan. 25, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] USD ($)	Jan. 26, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)
Debt Instrument [Line Items]
Senior Secured Credit Facilities										$ 3		€ 2.3			$ 375	$ 300				$ 75
Issuance cost of the Senior Secured Credit Facilities						13											9.5
Borrowings outstanding under credit facilities										0	0		0	0				7.3	8
Availability of senior secured revolving facility																		67.7	67
Percentage excess cash flow, mandatory prepayments													50.00%
Step Down Percentage of excess cash flow, mandatory prepayments of debt													25.00%
Leverage Ratio													2
Prepayment based upon excess cash flow by Holdings			1.4
Aggregate principal amount of senior notes	400		400		400		400
Interest percentage							8.63%	2.00%
Loan amount	693.3		693.3						0.5
Maturity period of loan								5 years
Annual principal payments								0.1
Capitalized interest	0.2	0	0.5	0
Payments related to value-added tax receivables	$ 2.8		$ 2.8

Debt - Schedule of Future Repayments of Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Debt Disclosure [Abstract]
Remainder of 2013	$ 1.6
2014	3.2
2015	3.2
2016	3.1
2017	282.2
Thereafter	400
Total	$ 693.3

Debt - Summary of Net Interest Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Original issue discounts	$ 0.1	$ 0.1	$ 0.2	$ 0.2
Total interest expense	13.5	13.9	27	27.8
Interest income	(2.9)	(0.1)	(2.9)	(0.1)
Interest expense, net	10.6	13.8	24.1	27.7
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest expense	4.1	4.2	8.1	8.3
Amortization Debt issue costs	0.3	0.3	0.6	0.6
Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	8.6	8.6	17.2	17.2
Amortization Debt issue costs	0.3	0.2	0.6	0.5
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Amortization Debt issue costs	0.1	0.1	0.2	0.2
Other Debt [Member]
Debt Instrument [Line Items]
Interest expense		$ 0.4	$ 0.1	$ 0.8

Contingencies - Additional Information (Detail)	1 Months Ended		6 Months Ended		1 Months Ended		6 Months Ended		1 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		6 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended
	Apr. 25, 2013 USD ($)	Apr. 25, 2013 MXN	Jun. 30, 2013 USD ($) site	Mar. 08, 2012 Defendant	Apr. 25, 2013 Mexican Subsidiary of Champion [Member] USD ($)	Apr. 25, 2013 Mexican Subsidiary of Champion [Member] MXN	Jun. 30, 2013 Mexican Subsidiary of Champion [Member] USD ($)	Jun. 30, 2013 Mexican Subsidiary of Champion [Member] MXN	Apr. 25, 2013 Mexican Subsidiary of Champion [Member] Interest Expense [Member] USD ($)	Jun. 30, 2013 Mexican Subsidiary of Champion [Member] Interest Expense [Member] USD ($)	Jun. 30, 2013 Chinese Subsidiary [Member] USD ($)	Jun. 30, 2013 Chinese Subsidiary [Member] USD ($)	Jun. 30, 2013 Chinese Subsidiary [Member] CNY	Jun. 30, 2013 Chinese Subsidiary [Member] Other current assets [Member] USD ($)	Jun. 30, 2013 Chinese Subsidiary [Member] Miscellaneous, net [Member] USD ($)	Apr. 30, 2012 Antitrust Litigation [Member] USD ($)	Jun. 30, 2012 Antitrust Litigation [Member] USD ($)	Jun. 30, 2013 Antitrust Litigation [Member]	Jun. 30, 2012 Antitrust Litigation [Member] USD ($)	Jun. 30, 2013 Product Recall [Member] USD ($)	Jun. 30, 2013 Product Recall [Member] USD ($)	May 09, 2013 Product Recall [Member] USD ($)	Jun. 30, 2013 Maximum [Member] Antitrust Litigation [Member] USD ($)	Jun. 30, 2013 Maximum [Member] Antitrust Litigation [Member] USD ($)	Jun. 30, 2013 Kentucky Site [Member] USD ($)	Jun. 30, 2013 Former Manufacturing Site [Member] USD ($)	Jun. 30, 2013 Wisconsin Site [Member] Maximum [Member] USD ($)	Jun. 30, 2013 New Jersey Site and California [Member] Maximum [Member] USD ($)
Loss Contingencies [Line Items]
Number of Sites			5
Maximum cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site																												$ 1,000,000
Completed remediation activities at manufacturing site			2
Estimated settlement cost																									100,000
Remediation settlement costs			200,000																							100,000	100,000
Number of defendants executed a settlement agreement				2
Provision for settlement agreement																7,800,000
Expiry period of appeal																		Dec 28, 2012
Post-trail costs																	400,000		900,000				100,000	100,000
Outstanding receivables							2,200,000				2,000,000	2,000,000	12,500,000
Refund payment received	700,000	8,200,000					4,400,000	57,700,000
Claim on loss contingency refund received							2,000,000	25,500,000
Interest on loss contingency refund received	300,000	3,300,000					1,800,000	23,300,000
Inflation on loss contingency refund received					100,000	1,200,000	600,000	8,900,000
Interest receivable									300,000	1,800,000
Claims and inflation receivables									100,000	600,000
Amount of total claims agreed to refund							300,000	3,700,000
Claims receivable											1,900,000	1,900,000			2,000,000
Pending claims receivable											100,000	100,000		100,000
Recorded estimated costs																					1,200,000
Provision recorded related to matter																				0	0
Payment of costs related to matter																					600,000
Remaining accrual of costs related to matter																				600,000	600,000
Insurance coverage claims																						500,000
Insurance Recovery																				$ 100,000	$ 100,000

Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	$ 1,155,000		$ 1,155,000		$ 734,000
Related party receivable, Balance outstanding	23,216,000		23,216,000		19,872,000
Recharges (Credit) of Services [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(500,000)	7,700,000	3,600,000	10,200,000
Related party receivable, Balance outstanding	900,000		900,000		2,700,000
Recharges (Credit) of Services [Member] | Reynolds Group Holding Limited [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	300,000	100,000	500,000	100,000
Related party payable, Balance outstanding	400,000		400,000
Joint Services Agreement [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	1,600,000	500,000	3,100,000	1,500,000
Related party receivable, Balance outstanding	2,300,000		2,300,000		600,000
Sale of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	18,800,000	16,300,000	38,400,000	22,300,000
Related party receivable, Balance outstanding	20,300,000		20,300,000		17,300,000
Asset Sales [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values		500,000		500,000
Related party receivable, Balance outstanding
Purchase of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(300,000)		(700,000)
Related party receivable, Balance outstanding	(300,000)		(300,000)		(700,000)
Purchase of Goods [Member] | Autoparts Holdings [Member] | Champion Laboratories, Inc. [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	800,000	500,000	1,400,000	700,000
Related party payable, Balance outstanding	800,000		800,000		700,000
Recharges for Professional Services [Member] | Rank Group [Member]
Related Party Transaction [Line Items]
Related party, Transaction values		100,000		100,000
Related party payable, Balance outstanding

Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Business	Jun. 30, 2012	Jul. 31, 2011 UCI International and Autoparts Holding [Member]
Related Party Transaction [Line Items]
Costs incurred	$ 1.7	$ 10	$ 11.4	$ 15.7
Initial term of agreement					1 year
Additional renewal period					1 year
Agreement termination period due to prior written notice					120 days
Number of related businesses			2
Percentage of transfer price markup			10.00%

Geographic Information - Net Sales by Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 252,411	$ 234,601	$ 498,268	$ 496,232
Reportable Geographical Components [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	208,200	198,500	415,900	421,100
Reportable Geographical Components [Member] | Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	7,900	8,800	15,600	16,400
Reportable Geographical Components [Member] | Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	9,200	5,700	14,800	12,100
Reportable Geographical Components [Member] | United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,800	2,000	8,000	6,200
Reportable Geographical Components [Member] | France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,200	3,500	7,200	7,100
Reportable Geographical Components [Member] | Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,500	2,400	4,900	4,500
Reportable Geographical Components [Member] | China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,700	1,600	4,500	3,100
Reportable Geographical Components [Member] | Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,500	1,100	3,300	2,400
Reportable Geographical Components [Member] | Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 13,400	$ 11,000	$ 24,000	$ 23,300

Geographic Information - Net Long-lived Assets by Region (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 876.6	$ 890.1
Reportable Geographical Components [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	803.4	812.7
Reportable Geographical Components [Member] | China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	44.1	45.1
Reportable Geographical Components [Member] | Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	19.9	20.5
Reportable Geographical Components [Member] | Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	8.2	10.8
Reportable Geographical Components [Member] | Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 1	$ 1

Fair Value Accounting - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Economic Development Loan [Member]	Dec. 31, 2012 Economic Development Loan [Member]	Jun. 30, 2013 Level 2 [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Level 2 [Member] Senior Secured Term Loan Facility [Member]	Jun. 30, 2013 Level 2 [Member] Senior Notes [Member]	Dec. 31, 2012 Level 2 [Member] Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity period of cash equivalents	90 days
Long-term debt fair value		$ 0.5	$ 0.5	$ 292.5	$ 296.2	$ 405	$ 399

Other Information - Cash Payments for Interest and Income Taxes (Net of Refunds) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Additional Cash Flow Elements And Supplemental Cash Flow Information [Abstract]
Interest	$ 4.5	$ 4.4	$ 26	$ 26.2
Income taxes (net of refunds)	$ 1.5	$ 7.6	$ 2	$ 9.9

Other Information - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Additional Cash Flow Elements And Supplemental Cash Flow Information [Abstract]
Foreign cash balances	$ 16,300,000		$ 16,300,000		$ 12,400,000
Income tax (expense) benefit	(1,779,000)	(308,000)	411,000	(5,702,000)
Effective tax rate	51.40%		10.50%	69.50%
Pre-tax income (loss)	3,440,000	(4,075,000)	(3,807,000)	8,172,000
Percentage of total net sales to a single customer			29.30%	32.90%
Receivable balances	$ 124,600,000		$ 124,600,000		$ 140,800,000
Shares authorized	1,002		1,002		1,002
Shares issued	1,002		1,002		1,002
Shares outstanding	1,002		1,002		1,002

Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 66,637	$ 78,917	$ 66,008	$ 67,697
Intercompany receivables - current
Accounts receivable, net	231,562	227,542
Related party receivables	23,216	19,872
Inventories	174,612	175,291
Assets held for sale	1,647
Deferred tax assets	29,749	28,877
Other current assets	33,499	27,105
Total current assets	560,922	557,604
Property, plant and equipment, net	160,042	160,174
Investment in subsidiaries
Goodwill	308,964	309,102
Other intangible assets, net	387,333	399,585
Intercompany receivables - non-current
Deferred financing costs, net	16,074	17,483
Other long-term assets	4,149	3,732
Total assets	1,437,484	1,447,680
Current liabilities
Accounts payable	126,034	132,803
Current maturities of long-term debt	3,169	3,177
Related party payables	1,155	734
Intercompany payables - current
Accrued expenses and other current liabilities	114,537	115,453
Total current liabilities	244,895	252,167
Long-term debt, less current maturities	689,373	690,748
Pension and other post-retirement liabilities	117,722	120,093
Deferred tax liabilities	114,467	110,965
Intercompany payables - non-current
Other long-term liabilities	2,238	2,546
Total shareholder's equity	268,789	271,161	283,512	265,651
Total liabilities and shareholder's equity	1,437,484	1,447,680
Eliminations [Member]
Current assets
Cash and cash equivalents
Intercompany receivables - current	(217,266)	(209,524)
Accounts receivable, net
Related party receivables
Inventories
Assets held for sale
Deferred tax assets
Other current assets
Total current assets	(217,266)	(209,524)
Property, plant and equipment, net
Investment in subsidiaries	(1,103,659)	(1,088,248)
Goodwill
Other intangible assets, net
Intercompany receivables - non-current	(8,613)	(8,577)
Deferred financing costs, net
Other long-term assets
Total assets	(1,329,538)	(1,306,349)
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables
Intercompany payables - current	(217,266)	(209,525)
Accrued expenses and other current liabilities		1
Total current liabilities	(217,266)	(209,524)
Long-term debt, less current maturities
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables - non-current	(8,613)	(8,577)
Other long-term liabilities
Total shareholder's equity	(1,103,659)	(1,088,248)
Total liabilities and shareholder's equity	(1,329,538)	(1,306,349)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	1	1	4
Intercompany receivables - current
Accounts receivable, net
Related party receivables
Inventories
Assets held for sale
Deferred tax assets
Other current assets
Total current assets	1	1
Property, plant and equipment, net
Investment in subsidiaries	268,804	271,176
Goodwill
Other intangible assets, net
Intercompany receivables - non-current
Deferred financing costs, net
Other long-term assets
Total assets	268,805	271,177
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables	16	16
Intercompany payables - current
Accrued expenses and other current liabilities
Total current liabilities	16	16
Long-term debt, less current maturities
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables - non-current
Other long-term liabilities
Total shareholder's equity	268,789	271,161
Total liabilities and shareholder's equity	268,805	271,177
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	37,551	61,565	30,016	16
Intercompany receivables - current	173,722	165,519
Accounts receivable, net
Related party receivables
Inventories
Assets held for sale
Deferred tax assets	1,447	1,588
Other current assets	648	522
Total current assets	213,368	229,194
Property, plant and equipment, net
Investment in subsidiaries	734,397	722,420
Goodwill
Other intangible assets, net
Intercompany receivables - non-current
Deferred financing costs, net	16,074	17,483
Other long-term assets
Total assets	963,839	969,097
Current liabilities
Accounts payable
Current maturities of long-term debt	3,000	3,000
Related party payables
Intercompany payables - current	702
Accrued expenses and other current liabilities	14,133	15,389
Total current liabilities	17,835	18,389
Long-term debt, less current maturities	688,729	690,079
Pension and other post-retirement liabilities
Deferred tax liabilities	(11,529)	(10,547)
Intercompany payables - non-current
Other long-term liabilities
Total shareholder's equity	268,804	271,176
Total liabilities and shareholder's equity	963,839	969,097
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	12,751	4,921	22,282	55,575
Intercompany receivables - current	24,695	22,536
Accounts receivable, net	209,810	210,462
Related party receivables	23,216	19,872
Inventories	144,390	150,045
Assets held for sale
Deferred tax assets	27,025	26,228
Other current assets	26,573	18,175
Total current assets	468,460	452,239
Property, plant and equipment, net	122,349	118,551
Investment in subsidiaries	100,458	94,652
Goodwill	278,570	278,570
Other intangible assets, net	380,052	391,771
Intercompany receivables - non-current	8,613	8,577
Deferred financing costs, net
Other long-term assets	3,217	3,145
Total assets	1,361,719	1,347,505
Current liabilities
Accounts payable	103,559	108,067
Current maturities of long-term debt	166	177
Related party payables	354	27
Intercompany payables - current	193,752	188,358
Accrued expenses and other current liabilities	90,252	90,742
Total current liabilities	388,083	387,371
Long-term debt, less current maturities	609	669
Pension and other post-retirement liabilities	116,897	119,501
Deferred tax liabilities	120,508	116,012
Intercompany payables - non-current
Other long-term liabilities	1,225	1,532
Total shareholder's equity	734,397	722,420
Total liabilities and shareholder's equity	1,361,719	1,347,505
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	16,334	12,430	13,706	12,106
Intercompany receivables - current	18,849	21,469
Accounts receivable, net	21,752	17,080
Related party receivables
Inventories	30,222	25,246
Assets held for sale	1,647
Deferred tax assets	1,277	1,061
Other current assets	6,278	8,408
Total current assets	96,359	85,694
Property, plant and equipment, net	37,693	41,623
Investment in subsidiaries
Goodwill	30,394	30,532
Other intangible assets, net	7,281	7,814
Intercompany receivables - non-current
Deferred financing costs, net
Other long-term assets	932	587
Total assets	172,659	166,250
Current liabilities
Accounts payable	22,475	24,736
Current maturities of long-term debt	3
Related party payables	785	691
Intercompany payables - current	22,812	21,167
Accrued expenses and other current liabilities	10,152	9,321
Total current liabilities	56,227	55,915
Long-term debt, less current maturities	35
Pension and other post-retirement liabilities	825	592
Deferred tax liabilities	5,488	5,500
Intercompany payables - non-current	8,613	8,577
Other long-term liabilities	1,013	1,014
Total shareholder's equity	100,458	94,652
Total liabilities and shareholder's equity	$ 172,659	$ 166,250

Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Condensed Income Statements, Captions [Line Items]
Net sales	$ 252,411	$ 234,601	$ 498,268	$ 496,232
Cost of sales	203,315	181,525	401,940	376,159
Gross profit	49,096	53,076	96,328	120,073
Operating expenses
Selling and warehousing	(17,999)	(16,886)	(36,079)	(34,484)
General and administrative	(10,300)	(15,412)	(26,025)	(31,120)
Amortization of acquired intangible assets	(5,543)	(5,528)	(11,087)	(11,054)
Restructuring costs, net (Note 2)	(1,789)	(3,771)	(2,109)	(3,767)
Antitrust litigation costs	(16)	(354)	(40)	(884)
Operating income (loss)	13,449	11,125	20,988	38,764
Other expense
Interest expense, net	(10,683)	(13,844)	(24,138)	(27,712)
Miscellaneous, net	674	(1,356)	(657)	(2,880)
Income (loss) before income taxes	3,440	(4,075)	(3,807)	8,172
Income tax (expense) benefit	(1,779)	(308)	411	(5,702)
Net income (loss) before equity in earnings of subsidiaries	1,661	(4,383)	(3,396)	2,470
Net income (loss)	1,661	(4,383)	(3,396)	2,470
Comprehensive income (loss)	2,188	(7,199)	(2,372)	17,823
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(33,801)	(29,987)	(61,789)	(59,740)
Cost of sales	(33,801)	(29,987)	(61,789)	(59,740)
Other expense
Equity in earnings of subsidiaries	(15,330)	5,181	(13,566)	(17,359)
Net income (loss)	(15,330)	5,181	(13,566)	(17,359)
Comprehensive income (loss)	7,055	23,905	3,100	(57,306)
Parent Guarantor UCI Holdings Limited [Member]
Operating expenses
General and administrative		5		(3)
Operating income (loss)		5		(3)
Other expense
Miscellaneous, net	(2)		(1)
Income (loss) before income taxes	(2)	5	(1)	(3)
Net income (loss) before equity in earnings of subsidiaries	(2)	5	(1)	(3)
Equity in earnings of subsidiaries	1,663	(4,388)	(3,395)	2,473
Net income (loss)	1,661	(4,383)	(3,396)	2,470
Comprehensive income (loss)	(21,145)	(17,376)	(20,845)	27,248
Issuer UCI International [Member]
Operating expenses
General and administrative	(1,168)	(5,543)	(6,170)	(8,714)
Operating income (loss)	(1,168)	(5,543)	(6,170)	(8,714)
Other expense
Interest expense, net	(13,565)	(13,821)	(27,047)	(27,659)
Intercompany interest	5,569	5,569	11,137	11,137
Income (loss) before income taxes	(9,164)	(13,795)	(22,080)	(25,236)
Income tax (expense) benefit	3,023	5,016	7,734	9,026
Net income (loss) before equity in earnings of subsidiaries	(6,141)	(8,779)	(14,346)	(16,210)
Equity in earnings of subsidiaries	7,804	4,391	10,951	18,683
Net income (loss)	1,663	(4,388)	(3,395)	2,473
Comprehensive income (loss)	2,190	(7,204)	(2,371)	17,826
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	237,559	222,439	470,012	472,173
Cost of sales	194,749	174,562	384,164	362,541
Gross profit	42,810	47,877	85,848	109,632
Operating expenses
Selling and warehousing	(16,235)	(15,247)	(32,744)	(31,022)
General and administrative	(8,597)	(8,495)	(17,932)	(19,973)
Amortization of acquired intangible assets	(5,309)	(5,295)	(10,619)	(10,590)
Restructuring costs, net (Note 2)	(865)	(307)	(909)	(713)
Antitrust litigation costs	(16)	(354)	(40)	(884)
Operating income (loss)	11,788	18,179	23,604	46,450
Other expense
Interest expense, net	(4)	(14)	(8)	(30)
Intercompany interest	(5,495)	(5,477)	(10,984)	(10,956)
Miscellaneous, net	(1,378)	(1,355)	(2,706)	(2,879)
Income (loss) before income taxes	4,911	11,333	9,906	32,585
Income tax (expense) benefit	(2,970)	(1,758)	(4,965)	(10,105)
Net income (loss) before equity in earnings of subsidiaries	1,941	9,575	4,941	22,480
Equity in earnings of subsidiaries	5,863	(5,184)	6,010	(3,797)
Net income (loss)	7,804	4,391	10,951	18,683
Comprehensive income (loss)	8,331	1,575	11,975	34,036
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	48,653	42,149	90,045	83,799
Cost of sales	42,367	36,950	79,565	73,358
Gross profit	6,286	5,199	10,480	10,441
Operating expenses
Selling and warehousing	(1,764)	(1,639)	(3,335)	(3,462)
General and administrative	(535)	(1,379)	(1,923)	(2,430)
Amortization of acquired intangible assets	(234)	(233)	(468)	(464)
Restructuring costs, net (Note 2)	(924)	(3,464)	(1,200)	(3,054)
Operating income (loss)	2,829	(1,516)	3,554	1,031
Other expense
Interest expense, net	2,886	(9)	2,917	(23)
Intercompany interest	(74)	(92)	(153)	(181)
Miscellaneous, net	2,054	(1)	2,050	(1)
Income (loss) before income taxes	7,695	(1,618)	8,368	826
Income tax (expense) benefit	(1,832)	(3,566)	(2,358)	(4,623)
Net income (loss) before equity in earnings of subsidiaries	5,863	(5,184)	6,010	(3,797)
Net income (loss)	5,863	(5,184)	6,010	(3,797)
Comprehensive income (loss)	$ 5,757	$ (8,099)	$ 5,769	$ (3,981)

Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 5,420	$ 18,836
Cash flows from investing activities:
Capital expenditures	(16,192)	(20,804)
Proceeds from sale of property, plant and equipment	23	1,968
Net cash used in investing activities	(16,169)	(18,836)
Cash flows from financing activities:
Debt repayments	(1,533)	(1,691)
Equity contribution		38
Change in intercompany indebtedness		0
Net cash used in financing activities	(1,533)	(1,653)
Effect of exchange rate changes on cash	2	(36)
Net increase (decrease) in cash and cash equivalents	(12,280)	(1,689)
Cash and cash equivalents at the beginning of period	78,917	67,697
Cash and cash equivalents at the end of period	66,637	66,008
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash used in investing activities
Cash flows from financing activities:
Debt repayments
Equity contribution
Change in intercompany indebtedness
Net cash used in financing activities
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at the beginning of period
Cash and cash equivalents at the end of period
Parent Guarantor UCI Holdings Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		(34)
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash used in investing activities
Cash flows from financing activities:
Debt repayments
Equity contribution		38
Change in intercompany indebtedness
Net cash used in financing activities		38
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents		4
Cash and cash equivalents at the beginning of period	1
Cash and cash equivalents at the end of period	1	4
Issuer UCI International [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(22,514)	(15,194)
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash used in investing activities
Cash flows from financing activities:
Debt repayments	(1,500)	(1,500)
Equity contribution
Change in intercompany indebtedness		46,694
Net cash used in financing activities	(1,500)	45,194
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents	(24,014)	30,000
Cash and cash equivalents at the beginning of period	61,565	16
Cash and cash equivalents at the end of period	37,551	30,016
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	22,658	29,136
Cash flows from investing activities:
Capital expenditures	(14,836)	(17,147)
Proceeds from sale of property, plant and equipment	4	576
Net cash used in investing activities	(14,832)	(16,571)
Cash flows from financing activities:
Debt repayments	(32)	(191)
Equity contribution
Change in intercompany indebtedness	36	(45,667)
Net cash used in financing activities	4	(45,858)
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents	7,830	(33,293)
Cash and cash equivalents at the beginning of period	4,921	55,575
Cash and cash equivalents at the end of period	12,751	22,282
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	5,276	4,928
Cash flows from investing activities:
Capital expenditures	(1,356)	(3,657)
Proceeds from sale of property, plant and equipment	19	1,392
Net cash used in investing activities	(1,337)	(2,265)
Cash flows from financing activities:
Debt repayments	(1)
Equity contribution
Change in intercompany indebtedness	(36)	(1,027)
Net cash used in financing activities	(37)	(1,027)
Effect of exchange rate changes on cash	2	(36)
Net increase (decrease) in cash and cash equivalents	3,904	1,600
Cash and cash equivalents at the beginning of period	12,430	12,106
Cash and cash equivalents at the end of period	$ 16,334	$ 13,706